UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 01/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S.
stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-
yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-
buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy.
Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed's way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
3.44% 23.29%
U.S. small cap equities
(Russell 2000
®
Index)
(8.41) (1.21)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.43) 7.03
Emerging market equities
(MSCI Emerging Markets
Index)
(4.59) (7.23)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.04
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(3.87) (4.43)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
(3.17) (2.97)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
(2.56) (1.22)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(1.55) 2.05
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2022, the Fund underperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index. The Fund is not managed specifically to a benchmark due to the nature of its strategy, whereby the index return listed above is for reference purposes only.
What factors influenced performance?
U.S. and European risk-management strategies were the largest detractors from Fund performance. Positions in Asia also detracted, as volatility in the region persisted due to issues in the real estate sector. The U.S. and European absolute return strategies detracted modestly, as markets experienced a broad-based sell-off toward the end of the period.
The Fund’s U.S. and European carry (income) strategies contributed to performance. Positions in enhanced equipment trust certificates made the largest contribution in the
United States, followed by modest contributions from holdings into loans and commercial mortgage-backed securities (“CMBS”). In Europe, the contributions in the carry strategy were entirely from positions in loans. Traditional long-only strategies in the United States and Europe were additive, as well. In the United States, a tactical weighting in investment-grade corporate bonds made the largest contribution. Asset-backed securities were the leading contributors in the Europe long-only portfolio.
As part of its investment strategy, the Fund uses derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to use derivatives to express positive or negative views on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions, and—depending on the market environment—the Fund may use various instruments, including not but limited to bonds, equities and derivatives. The use of derivatives contributed to performance, largely as a result of currency strategies. However, the use of swaps and options to manage the risk of potential downside moves in equities, the credit markets or single issuers were a net detractor.
Describe recent portfolio activity.
The Fund started the period with a net long position of 64%. It subsequently reduced risk and finished January 2022 with a net long position of 56%. The decrease was mainly due to a reduction in long positions in U.S. absolute return strategies, as well as the European carry and traditional long strategies. The Fund’s gross exposure also declined, as the investment adviser maintained short positions at lower levels since correlation breakdowns in periods of high volatility rendered risk-management strategies less effective.
In the U.S. portfolio, the investment adviser reduced allocations to high yield and investment-grade corporate bonds as yield spreads remained tight and volatility picked up toward the end of the period. The Fund also marginally added to CMBS due to their higher relative yields and lower price volatility. In Europe, the Fund increased short positions in credit default indices (“CDX”) in an effort to reduce overall credit risk. In addition, the investment adviser trimmed the Fund’s weighting in loans as valuations continued to creep higher. The Fund’s net equity exposure came down in both Europe and the United States.
Overall, the Fund was positioned with a continued emphasis on absolute return strategies, while also looking to build risk-management strategies given tighter valuations and less favorable news flow.
The Fund’s cash position was somewhat elevated, primarily due to having a more defensive posture toward the end of the period. The investment adviser made this shift in response to changing U.S Fed policy and the resulting increase in market volatility. The higher cash position also reflected the fact that the Fund may express long and short positions via the CDX market, which does not require a cash outlay as with traditional cash bonds. The cash position did not have a material impact on Fund performance.
Describe portfolio positioning at period end.
The Fund maintained a defensive posture with increased cash levels, as higher inflation and a hawkish Fed roiled markets to start 2022. The Fund’s core strategy remains focused on absolute-return strategies trades, where the investment adviser is seeking opportunities in issuers with a potential catalyst, or in relative value opportunities between asset classes, sectors and capital structures. In the United States, the investment adviser holds favorable views on software, telecommunications, semiconductor, media and energy industries, and it is being watchful for short opportunities in companies affected by supply-chain disruptions. The Fund continues to have low long allocations to high yield and investment-grade corporate bonds. The investment adviser adopted a lower-risk positioning in Europe as volatility picked up, but it maintained a preference for telecoms and financials.
The Fund ended the period with a net long position of 36% in the United States, 17% in Europe, 2% in the emerging markets, 1% in Asia, and 56% of net assets overall.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2022 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
Performance Summary
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
E
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 2.33% 2.33% (0.66)% 1.72% N/A 2.90% N/A 2.86% N/A
Investor A ............... 1.98 1.98 (0.80) 1.48 (2.58)% 2.63 1.79% 2.60 2.18%
Investor C ............... 1.29 1.29 (1.19) 0.60 (0.38) 1.86 1.86 1.99 1.99
Class K ................ 2.40 2.40 (0.59) 1.79 N/A 2.99 N/A 2.92 N/A
ICE BofA 3-Month U.S.
Treasury Bill Index
(c )
....... — — 0.02 0.04 N/A 1.13 N/A 0.63 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/
Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On 3/1/2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex . Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
Actual Hypothetical
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(08/01/21)
Ending
Account
Value
(01/31/22)
Including
Interest
Exp ense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(08/01/21)
Ending
Account
Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 993.40 $ 6.53 $ 5.63 $ 1,000.00 $ 1,018.65 $ 6.61 $ 1,019.56 $ 5.70 1.30% 1.12%
Investor A ..... 1,000.00 992.00 7.88 6.98 1,000.00 1,017.29 7.98 1,018.20 7.07 1.57 1.39
Investor C ..... 1,000.00 988.10 11.73 10.77 1,000.00 1,013.41 11.88 1,014.37 10.92 2.34 2.15
Class K ...... 1,000.00 994.10 6.18 5.28 1,000.00 1,019.00 6.26 1,019.91 5.35 1.23 1.05
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Fund Summary
as of January 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 45% 3% 48%
United Kingdom .......................... 12 1 13
France ................................ 6 1 7
Spain ................................. 4 —
(b)
4
Luxembourg ............................ 4 —
(b)
4
Netherlands ............................ 4 —
(b)
4
Italy .................................. 3 —
(b)
3
Ireland ................................ 2 1 3
Germany .............................. 3 —
(b)
3
Sweden ............................... 1 1 2
Austria ................................ 1 1 2
Other
(c)
................................ 7 — 7
Total ................................. 92% 8% 100%
(a)
Total investments include the gross market values of long and short positions and exclude short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are less than 1% of long-term investments. Please refer to the Schedule of Investments for such countries/geographic regions.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 1%
AA/Aa ......................................... —
(d)
A ............................................ —
(d)
BBB/Baa ....................................... 5
BB/Ba ......................................... 26
B ............................................ 43
CCC/ Caa ....................................... 6
CC/Ca ........................................ —
(d)
C ............................................ —
(d)
NR ........................................... 19
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written, borrowed bonds and investments sold short.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Inv estment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.3%
Cayman Islands — 0.2%
(a)(b)
Madison Park Funding XIX Ltd., Series
2015-19A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 1.76%, 01/22/28 USD 2,000 $ 1,990,713
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.76%,
08/20/27 ................. 1,500 1,500,831
3,491,544
Ireland — 1.8%
(b)(c)
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34 EUR 1,300 1,446,359
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34 700 759,988
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%, 10/15/30 919 1,005,845
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34 ............ 700 756,119
Avoca CLO XIV DAC
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 1,970 2,178,084
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 2,200 2,352,669
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 1,126,910
Avoca CLO XV DAC
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,765 1,911,700
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 3,425 3,619,849
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 5.91%, 07/22/34 ....... 700 774,680
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34 ....... 700 756,732
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 700 764,083
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 600 673,838
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 06/22/34 369 404,497
Henley CLO IV DAC, Series 4X, Class
E, (EURIBOR 3 Month + 5.25%),
5.25%, 04/25/34
(d)
........... 700 743,555
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34 ............ 539 593,195
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... 977 1,096,154
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 438 470,197
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 280 306,946
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34 ............ EUR 700 $ 774,282
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34 ............ 597 666,018
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 6.40%, 01/15/32 ....... 1,000 1,092,877
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32 ............ 950 653,772
Providus CLO III DAC, Series 3X, Class
ER, (EURIBOR 3 Month + 6.26%),
6.26%, 07/18/34 ............ 700 784,125
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 400 428,058
Rockford Tower Europe CLO DAC,
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%, 04/20/34 578 636,789
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35 700 766,949
Voya Euro CLO I DAC, Series 1X,
Class SUB, (3M EURIBOR +
0.00%), 0.00%, 10/15/30 ....... 2,894 2,354,111
29,898,381
Netherlands — 0.2%
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(b)(c)
.......... 5,300 3,096,824
United Kingdom — 0.1%
Greene King Finance plc
(b)
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.90%, 12/15/34 .... GBP 1,678 1,850,562
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.18%, 03/15/36
(c)
... 800 877,680
2,728,242
Total Asset-Backed Securities — 2.3%
(Cost: $45,292,296) .............................. 39,214,991
Shares
Shares
Common Stocks — 2.7%
Canada — 0.0%
CTC Triangle BV
(d)(e)
............ 1,393,669 532,344
Japan — 0.0%
NEW Top YK
(d)(e)
.............. 59,465 1
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(e)
.................... 189,265 2,066,761
Switzerland — 0.4%
Credit Suisse Group AG (Registered) 716,763 6,813,132
United Kingdom — 0.2%
(e)
Genius Sports Ltd. ............. 46,274 299,856
Hedosophia European Growth ..... 255,490 2,784,194
NEW Look Retailers
(d)
........... 2,879,698 39
3,084,089

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
United States — 2.0%
Altice USA, Inc., Class A
(e)
........ 5,944 $ 85,712
Altus Power, Inc., (Acquired 12/09/21,
cost $259,000)
(e)(f)
........... 25,900 186,739
Astra Space, Inc.
(e)
............. 45,693 218,412
Berkshire Grey, Inc., Class A
(e)
..... 80,952 280,094
Caesars Entertainment, Inc.
(e)
..... 2,154 164,005
California Resources Corp. ....... 27,902 1,189,183
Cano Health, Inc.
(e)
............. 45,228 261,418
CareMax Corp.
(e)
.............. 28,803 178,579
Crown PropTech Acquisitions
(d)(e)
... 11,148 26,867
Crown PropTech Acquisitions
(e)
..... 29,076 290,760
DiamondRock Hospitality Co.
(e)
.... 36,679 342,949
Element Solutions, Inc. .......... 11,439 256,691
Fanatics Holdings Inc., Series
A, (Acquired 12/15/21, cost
$1,041,005), Class A
(d)(e)(f)
...... 15,345 1,041,005
Forestar Group, Inc.
(e)
........... 4,202 83,830
Frontier Communications Parent, Inc.
(e)
(g)
...................... 234,260 6,245,372
Gores Holdings VIII, Inc., Class A
(e)
.. 17,156 171,388
Gores Metropoulos II Inc., (Acquired
01/14/22, cost $268,586)
(e)(f)
.... 28,200 246,584
Green Plains, Inc.
(e)
............ 12,991 396,745
HCA Healthcare, Inc. ........... 795 190,840
Informatica , Inc., Class A
(e)(g)
...... 174,758 4,879,243
Kins Technology
(d)(e)
............ 33,889 23,383
KINS Technology Group, Inc.
(e)
..... 90,204 917,375
Latch, Inc.
(e)
................. 31,344 200,915
Liberty Media Acquisition Corp.
(e)
... 161,558 1,662,432
Lions Gate Entertainment Corp., Class
A
(e)(g)
.................... 292,865 4,592,123
New Look Builders, Inc.
(d)(e)
....... 11,518,792 115
Offerpad Solutions, Inc., Class A
(e)
.. 44,958 163,647
Park Hotels & Resorts, Inc.
(e)
...... 17,305 314,951
Pivotal Investment Corp. III
(e)
...... 11,885 116,359
Planet Labs Pbc , (Acquired 12/07/21,
cost $415,000)
(e)(f)
........... 33,200 202,520
Playstudios , Inc.
(e)
............. 52,568 243,915
Proof Acquisition Corp. I
(d)(e)
....... 6,703 34
Rocket Lab USA, Inc.
(e)
.......... 27,089 244,885
Rotor Acquisition Corp.
(d)(e)
........ 5,273 36,173
Sarcos Technology & Robotics Corp.
(e)
19,370 112,346
Sarcos Technology & Robotics Corp.
(e)
210,002 1,218,012
Service Properties Trust ......... 27,352 233,860
Sonder Ceo Shares (Pipe)
(d)(e)
..... 19,652 156,608
Sunstone Hotel Investors, Inc.
(e)
.... 15,788 178,562
Taylor Morrison Home Corp.
(e)
..... 10,277 315,401
Tishman Speyer Innovation Corp. II,
Class A
(e)
................. 7,610 74,045
TPB Acquisition Corp. I, Class A
(e)
... 17,186 165,501
Tribune Resources LLC, Class A
(e)
.. 86,655 103,986
Western Digital Corp.
(e)(g)
......... 79,800 4,128,852
Xenia Hotels & Resorts, Inc.
(e)
..... 20,223 350,667
32,493,083
Total Common Stocks — 2.7%
(Cost: $56,589,601) .............................. 44,989,410
Par (000)
Pa r (000)
Corporate Bonds — 51.4%
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 176 162,192
Security
Par (000)
Par (000) Value
Austria — 0.8%
(c)
Ams -OSRAM AG
(h)
0.00%, 03/05/25
( i )
........... EUR 4,600 $ 4,569,036
2.13%, 11/03/27 ............ 5,300 5,620,246
Lenzing AG, (EUR Swap Annual 5 Year
+ 11.21%), 5.75%
(b)(j)
......... 3,100 3,662,423
13,851,705
Bahrain — 0.0%
(c)
BBK BSC, 5.50%
,
07/09/24 ....... USD 200 206,037
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 200 213,750
419,787
Brazil — 0.3%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 200 180,538
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 222 240,037
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 139 119,759
8.00%, 06/30/26 ............ 200 184,850
Itau Unibanco Holding SA, 5.13%
,
05/13/23
(a)
................ 200 207,660
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 252 225,888
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 200 190,800
Nexa Resources SA, 5.38%
,
05/04/27
(a)
222 229,770
Oi SA
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(k)
.......... 2,635 2,187,050
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 146,184
3.13%, 01/15/32 ............ 120 111,000
XP, Inc., 3.25%
,
07/01/26
(a)
....... 200 188,375
4,211,911
Canada — 0.0%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 113,528
Mattamy Group Corp.
5.25%, 12/15/27 ............ 52 52,917
4.63%, 03/01/30 ............ 379 373,667
540,112
Cayman Islands — 0.0%
Pearl Holding II Ltd., 0.00%
(c)(d)( i )(j)
... 191 6,298
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
4.20%
,
01/29/30
(c)
........... 200 206,750
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 235,231
4.70%, 01/22/28 ............ 200 191,725
Sable International Finance Ltd.,
5.75%
,
09/07/27
(c)
........... 236 241,025
VTR Comunicaciones SpA
(a)
5.13%, 01/15/28 ............ 200 196,400
4.38%, 04/15/29 ............ 200 193,840
1,264,971

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
China — 0.8%
(c)
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38%
(b)(j)
................. USD 200 $ 52,000
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(b)(j)
................. 200 206,700
Central China Real Estate Ltd., 7.65%
,
08/27/23 ................. 200 108,000
China Aoyuan Group Ltd.
(e)(l)
7.95%, 02/19/23 ............ 200 35,000
6.35%, 02/08/24 ............ 200 35,000
China Evergrande Group
(e)(l)
8.25%, 03/23/22 ............ 400 70,000
9.50%, 04/11/22 ............ 200 33,000
China SCE Group Holdings Ltd.,
7.25%
,
04/19/23 ............ 200 157,000
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26 ................. 200 168,000
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(j)
290 284,164
Country Garden Holdings Co. Ltd.,
5.40%
,
05/27/25 ............ 200 172,000
Easy Tactic Ltd.
12.38%, 11/18/22 ........... 200 74,000
11.75%, 08/02/23 ........... 200 70,000
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(e)(h)(l)
.... EUR 8,600 8,310,940
Fantasia Holdings Group Co. Ltd.
(e)(l)
11.75%, 04/17/22 ........... USD 200 41,000
10.88%, 01/09/23 ........... 200 41,000
Fortune Star BVI Ltd.
5.00%, 05/18/26 ............ 200 186,000
5.05%, 01/27/27 ............ 200 181,000
Fuqing Investment Management Ltd.,
3.25%
,
06/23/25 ............ 200 185,975
Hilong Holding Ltd., 9.75%
,
11/18/24 . 200 159,787
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24 ............ 200 162,725
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(e)(l)
................ 446 171,710
Kaisa Group Holdings Ltd.
(e)(l)
11.50%, 01/30/23 ........... 200 53,412
9.38%, 06/30/24 ............ 200 54,000
11.70%, 11/11/25 ........... 200 53,350
KWG Group Holdings Ltd., 5.88%
,
11/10/24 .................. 200 110,000
Logan Group Co. Ltd., 5.75%
,
01/14/25 200 150,000
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(e)(l)
................ 200 36,000
New Metro Global Ltd., 4.50%
,
05/02/26 ................. 200 137,350
Pearl Holding III Ltd., 9.00%
,
10/22/25 152 103,360
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(e)(l)
................ 1,003 200,600
Redsun Properties Group Ltd., 10.50%
,
10/03/22 ................. 200 84,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25 ................. 200 173,000
Ronshine China Holdings Ltd., 5.50%
,
02/01/22 ................. 200 194,913
Security
Par (000)
Par (000) Value
China (continued)
Scenery Journey Ltd., 11.50%
,
10/24/22
(e)(l)
................ USD 265 $ 26,500
Seazen Group Ltd., 6.45%
,
06/11/22 . 200 165,000
Shui On Development Holding Ltd.,
5.50%
,
03/03/25 ............ 200 183,000
Sunac China Holdings Ltd.
7.50%, 02/01/24 ............ 200 120,000
7.00%, 07/09/25 ............ 200 116,000
Times China Holdings Ltd., 6.75%
,
07/08/25 ................. 200 96,000
Yango Justice International Ltd., 8.25%
,
11/25/23 .................. 200 40,000
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26 ................. 200 187,000
Yuzhou Group Holdings Co. Ltd.
8.50%, 02/26/24 ............ 200 44,000
7.38%, 01/13/26 ............ 200 43,000
Zhenro Properties Group Ltd., 7.88%
,
04/14/24 ................. 200 92,000
ZhongAn Online P&C Insurance Co.
Ltd., 3.13%
,
07/16/25 ......... 200 192,000
13,559,486
Colombia — 0.1%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 116 116,546
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(b)
(j)
....................... 200 197,750
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 200 196,730
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 188,000
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 200 187,038
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... 282 284,834
1,170,898
Cyprus — 0.1%
Bank of Cyprus PCL
(EUR Swap Annual 5 Year +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,800 1,923,017
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 400 405,000
France — 3.5%
Accor SA, 0.70%
,
12/07/27
(c)(h)
..... EUR 127 74,526
Air France-KLM, 3.88%
,
07/01/26
(c)
.. 100 108,873
Altice France SA
(c)
4.13%, 01/15/29 ............ 6,860 7,321,524
4.25%, 10/15/29 ............ 2,931 3,126,873
BNP Paribas SA
(b)(j)
(LIBOR USD 6 Month + 0.08%),
0.23% ................. USD 740 696,873
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 1,503 1,591,895
CAB SELAS, 3.38%
,
02/01/28
(c)
.... 100 109,187
Carrefour SA, 0.00%
,
06/14/23
(c)(h)( i )
.. USD 1,800 1,764,789
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 1.41%
(b)(j)
......... EUR 3,764 1,437,746

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
France (continued)
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(c)(j)
........ EUR 7,400 $ 5,121,168
6.63%, 01/15/26
(c)
........... 400 435,224
5.25%, 04/15/27
(c)
........... 900 907,467
CGG SA, 7.75%
,
04/01/27
(c)
...... 3,300 3,739,825
Chrome Bidco SASU, 3.50%
,
05/31/28
(c)
................ 332 364,161
Chrome Holdco SASU, 5.00%
,
05/31/29
(c)
................ 150 163,462
CMA CGM SA, 7.50%
,
01/15/26
(c)
... 100 122,390
Credit Agricole SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 3.24%), 4.75%
(a)(b)(j)
.... USD 200 196,250
Eutelsat SA, 2.00%
,
10/02/25
(c)
.... EUR 1,800 2,083,887
Faurecia SE, 3.75%
,
06/15/28
(c)
.... 100 114,662
Getlink SE, 3.50%
,
10/30/25
(c)
..... 200 228,544
Goldstory SASU, 5.38%
,
03/01/26
(c)
. 2,587 2,936,382
Iliad Holding SAS, 5.13%
,
10/15/26
(c)
100 114,453
IPD 3 BV, 5.50%
,
12/01/25
(c)
...... 100 114,153
Korian SA
(c)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(j)
............... GBP 100 126,641
(EURIBOR 6 Month + 9.00%),
1.90%
(b)(h)(j)
.............. EUR 6,172 2,707,519
0.88%, 03/06/27
(h)
........... 3,602 2,170,257
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 5,600 5,986,128
5.13%, 05/15/25 ............ 300 321,494
6.63%, 05/15/25 ............ GBP 1,100 1,420,759
Loxam SAS, 3.75%
,
07/15/26
(c)
.... EUR 333 365,938
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
................. 150 161,355
Picard Bondco SA, 5.38%
,
07/01/27
(c)
4,400 4,862,102
Picard Groupe SAS, 3.88%
,
07/01/26
(c)
3,009 3,327,591
Quatrim SASU, 5.88%
,
01/15/24
(c)
.. 100 114,337
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(b)(c)
300 336,528
Renault SA, 2.38%
,
05/25/26
(c)
..... 100 112,064
Societe Generale SA
(b)(c)(j)
(USD Swap Semi 5 Year + 4.30%),
7.37% ................. USD 1,400 1,477,000
(USD Swap Semi 5 Year + 3.93%),
6.75% ................. 1,600 1,704,000
Tereos Finance Groupe I SA, 7.50%
,
10/30/25
(c)
................ EUR 100 119,142
Vallourec SA, 8.50%
,
06/30/26
(c)
.... 69 78,487
58,265,656
Germany — 1.9%
ADLER Group SA
(c)
3.25%, 08/05/25 ............ 1,300 1,250,783
2.75%, 11/13/26 ............ 600 542,626
ADLER Real Estate AG, 3.00%
,
04/27/26
(c)
................ 700 699,428
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.38%
(b)(c)(j)
...... 100 114,277
BK LC Lux Finco1 SARL, 5.25%
,
04/30/29
(c)
................ 100 112,392
CeramTec BondCo GmbH, 5.25%
,
12/15/25
(c)
................ 100 113,749
Cheplapharm Arzneimittel GmbH,
3.50%
,
02/11/27
(c)
........... 387 435,609
Security
Par (000)
Par (000) Value
Germany (continued)
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(c)(j)
.... EUR 600 $ 713,638
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ............ 300 337,776
2.88%, 02/11/25 ............ 100 113,609
3.75%, 02/11/28 ............ 800 918,880
3.50%, 07/14/29 ............ 4,300 4,842,187
DIC Asset AG, 2.25%
,
09/22/26
(c)
... 100 104,882
Douglas GmbH, 6.00%
,
04/08/26
(c)
.. 3,200 3,514,331
Gruenenthal GmbH, 4.13%
,
05/15/28
(c)
417 467,307
HT Troplast GmbH, 9.25%
,
07/15/25
(c)
100 118,524
IHO Verwaltungs GmbH
(k)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(c)
............. 272 310,986
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 200 205,940
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(c)
........... EUR 7,518 8,256,060
PCF GmbH, (EURIBOR 3 Month +
4.75%), 4.75%
,
04/15/26
(b)(c)
.... 100 111,795
Renk AG, 5.75%
,
07/15/25
(c)
...... 447 514,988
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(c)
........... 100 111,361
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.53%
(b)(c)(j)
................ 2,117 2,069,521
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(c)
....... 285 326,459
Techem Verwaltungsgesellschaft 675
mbH , 2.00%
,
07/15/25
(c)
....... 324 352,605
Tele Columbus AG, 3.88%
,
05/02/25
(c)
250 268,224
thyssenkrupp AG, 2.88%
,
02/22/24
(c)
. 54 61,556
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 90 103,984
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 341 386,291
TK Elevator US Newco , Inc., 5.25%
,
07/15/27
(a)
................ USD 440 445,500
Volkswagen International Finance
NV, (EUR Swap Annual 12 Year +
2.97%), 4.62%
(b)(c)(j)
.......... EUR 2,815 3,442,615
ZF Finance GmbH
(c)
2.00%, 05/06/27 ............ 100 109,474
3.75%, 09/21/28 ............ 200 233,678
31,711,035
Ghana — 0.6%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 10,039 10,139,390
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 100 109,000
Guatemala — 0.0%
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 200 207,000
Hong Kong — 0.3%
Melco Resorts Finance Ltd., 5.25%
,
04/26/26
(c)
................ 200 194,788
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(b)(c)(j)
................ 200 201,750
Seaspan Corp., 5.50%
,
08/01/29
(a)
.. 5,334 5,275,219
5,671,757

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(c)
................ USD 200 $ 212,500
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 239 236,502
GMR Hyderabad International Airport
Ltd., 5.38%
,
04/10/24
(c)
........ 200 201,725
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
197 193,552
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 3.70%
(b)(c)(j)
.... 200 193,640
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 234 236,238
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(c)(j)
.... 200 206,850
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 200 206,500
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 200 202,250
Shriram Transport Finance Co. Ltd.,
5.95%
,
10/24/22
(c)
........... 200 201,750
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 197,250
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 207,600
8.95%, 03/11/25
(a)
........... 240 228,048
2,724,405
Indonesia — 0.1%
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 ............ 1 320
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(k)(l)
........... 597 317,741
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26
(c)
................ 200 203,250
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(a)
........... 220 229,735
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(c)
................ 200 205,000
956,046
Ireland — 0.1%
AIB Group plc, (EUR Swap Annual 5
Year + 6.63%), 6.25%
(b)(c)(j)
...... EUR 1,337 1,627,053
Israel — 0.5%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)(c)
.............. USD 241 236,933
Energean Israel Finance Ltd., 4.88%
,
03/30/26
(a)(c)
............... 105 103,005
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 88 90,541
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ EUR 1,265 1,496,930
4.50%, 03/01/25 ............ 635 722,665
1.88%, 03/31/27
(c)
........... 134 133,587
3.75%, 05/09/27 ............ 2,702 2,938,424
1.63%, 10/15/28
(c)
........... 324 304,348
4.38%, 05/09/30 ............ 2,064 2,210,542
8,236,975
Security
Par (000)
Par (000) Value
Italy — 2.3%
ASTM SpA
(c)
1.50%, 01/25/30 ............ EUR 1,525 $ 1,659,895
2.38%, 11/25/33 ............ 975 1,067,064
Autostrade per l'Italia SpA
(c)
1.63%, 01/25/28 ............ 2,850 3,185,574
2.00%, 12/04/28 ............ 1,485 1,691,102
1.88%, 09/26/29 ............ 2,690 3,006,910
2.00%, 01/15/30 ............ 2,536 2,842,801
Banco BPM SpA
(b)(c)
(EUR Swap Annual 5 Year +
3.17%), 2.87%, 06/29/31 .... 5,661 6,192,904
(EUR Swap Annual 5 Year +
3.40%), 3.38%, 01/19/32 .... 325 358,586
BPER Banca, (EUR Swap Annual 5
Year + 3.73%), 3.88%
,
07/25/32
(b)(c)
200 226,094
Cedacri Mergeco SpA , (EURIBOR 3
Month + 4.63%), 4.62%
,
05/15/28
(b)(c)
109 122,150
Centurion Bidco SpA , 5.88%
,
09/30/26
(c)
................ 300 345,763
doValue SpA , 3.38%
,
07/31/26
(c)
.... 128 143,155
Gamma Bidco SpA , 6.25%
,
07/15/25
(c)
169 194,135
IMA Industria Macchine Automatiche
SpA
(c)
3.75%, 01/15/28 ............ 100 108,134
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 100 111,324
Inter Media & Communication SpA ,
6.75%
,
02/09/27
(c)
........... USD 1,733 1,951,514
Intesa Sanpaolo SpA
(c)
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(j)
......... EUR 3,400 4,478,710
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(b)(j)
......... 1,700 2,009,422
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)
... 224 274,336
5.15%, 06/10/30 ............ GBP 100 144,711
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(j)
......... EUR 2,675 3,263,985
Nexi SpA , 0.00%
,
02/24/28
(c)(h)( i )
.... 3,000 3,009,175
Rekeep SpA , 7.25%
,
02/01/26
(c)
.... 300 355,476
Rossini SARL
(c)
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 100 111,910
6.75%, 10/30/25 ............ 178 206,223
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. 95 138,989
Telecom Italia SpA
(c)
4.00%, 04/11/24 ............ 296 346,242
2.75%, 04/15/25 ............ 341 388,364
1.63%, 01/18/29 ............ 432 443,307
UniCredit SpA , (EURIBOR Swap Rate
5 Year + 4.74%), 4.87%
,
02/20/29
(b)
(c)
...................... 449 536,665
38,914,620
Japan — 0.9%
(c)
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(j)
2,352 2,533,357
SoftBank Group Corp.
3.13%, 09/19/25 ............ 333 365,095
2.88%, 01/06/27 ............ 118 121,387
5.00%, 04/15/28 ............ 4,579 5,067,330
3.38%, 07/06/29 ............ 100 97,740

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Japan (continued)
4.00%, 09/19/29 ............ EUR 6,054 $ 6,150,448
14,335,357
Kuwait — 0.0%
(a)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. USD 200 194,750
NBK Tier 1 Financing Ltd., (CMTUSD6Y
+ 2.88%), 3.62%
(b)(j)
.......... 252 245,228
439,978
Luxembourg — 2.4%
Albion Financing 1 SARL, 5.25%
,
10/15/26
(c)
................ EUR 150 165,317
Altice Financing SA
(c)
2.25%, 01/15/25 ............ 1,215 1,292,238
3.00%, 01/15/28 ............ 12,874 13,190,525
4.25%, 08/15/29 ............ 2,978 3,142,501
Altice France Holding SA, 8.00%
,
05/15/27
(a)
................ 100 117,216
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ............ 4,564 4,950,406
6.25%, 04/01/28 ............ GBP 100 129,249
Cullinan Holdco SCSP, 4.63%
,
10/15/26
(c)
................ EUR 129 141,392
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 8,669 9,954,424
7.75%, 11/01/25 ............ GBP 100 137,559
Herens Midco SARL, 5.25%
,
05/15/29
(c)
EUR 363 368,569
HSE Finance SARL, 5.63%
,
10/15/26
(c)
100 110,818
Matterhorn Telecom SA, 4.00%
,
11/15/27
(c)
................. 3,506 3,931,962
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26
(c)
................ 100 119,226
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(c)
................ 222 252,032
SES SA, (EUR Swap Annual 5 Year +
3.19%), 2.87%
(b)(c)(j)
.......... 397 431,318
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(c)
................ 472 560,810
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 385 442,779
39,438,341
Macau — 0.0%
Wynn Macau Ltd., 5.50%
,
01/15/26
(c)
USD 300 281,490
Malaysia — 0.0%
Cindai Capital Ltd., 0.00%
,
02/08/23
(c)(h)
( i )
....................... 567 577,086
Mexico — 0.2%
Alfa SAB de CV, 6.88%
,
03/25/44
(c)
.. 200 246,687
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
200 191,663
Banco Mercantil del Norte SA
(a)(b)(j)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 200 203,912
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.87% ........... 200 192,850
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)(c)
............... 200 201,018
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 197,500
Security
Par (000)
Par (000) Value
Mexico (continued)
Cemex SAB de CV
(a)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(b)(j)
......... USD 200 $ 200,302
3.88%, 07/11/31 ............ 200 188,940
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 200 224,288
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
200 200,225
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 193 188,959
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)(j)
200 205,350
Mexico City Airport Trust, 5.50%
,
07/31/47
(c)
................ 200 186,000
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 200 150,000
2,777,694
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 243,920
Netherlands — 1.3%
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(b)(c)(j)
EUR 100 111,462
Nobel Bidco BV, 3.13%
,
06/15/28
(c)
.. 100 104,784
Summer BidCo BV, 9.00%
,
(9.00%
Cash or 9.75% PIK), 11/15/25
(b)(c)(k)
151 171,797
United Group BV
(c)
4.88%, 07/01/24 ............ 181 204,361
4.00%, 11/15/27 ............ 170 182,229
4.63%, 08/15/28 ............ 2,360 2,558,545
5.25%, 02/01/30 ............ 3,940 4,293,601
UPC Holding BV, 3.88%
,
06/15/29
(c)
. 100 111,630
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(c)
................ 352 392,047
VEON Holdings BV, 4.00%
,
04/09/25
(a)
USD 200 194,500
VZ Secured Financing BV, 3.50%
,
01/15/32
(c)
................ EUR 3,428 3,638,570
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 5,100 5,350,216
Ziggo Bond Co. BV, 3.38%
,
02/28/30
(c)
3,500 3,629,179
Ziggo BV, 2.88%
,
01/15/30
(c)
...... 1,100 1,171,781
22,114,702
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 202,160
Norway — 0.0%
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.31%
(b)(j)
.......... 210 198,450
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 200 201,288
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 206,750
408,038
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(c)( i )
.......... 143 107,273
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 232 233,856
InRetail Consumer, 3.25%
,
03/22/28
(a)
200 193,538
427,394

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Portugal — 0.5%
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ............ EUR 6,100 $ 993,691
4.75%, 01/15/18 ............ 19,300 3,143,975
4.00%, 01/21/19 ............ 22,800 3,714,126
7,851,792
Russia — 0.0%
Metalloinvest Finance DAC, 3.38%
,
10/22/28
(a)
................ USD 303 278,760
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 405 387,281
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 199,037
South Africa — 0.0%
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 200 201,500
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 211,500
413,000
Spain — 3.3%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(c)(j)
................ EUR 100 112,064
Almirall SA, 2.13%
,
09/30/26
(c)
..... 100 111,098
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(j)
................. USD 200 205,250
Banco de Sabadell SA
(b)(c)
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(j)
.......... EUR 1,000 1,156,194
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 400 438,137
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 1,000 1,100,502
CaixaBank SA, (EUR Swap Annual 5
Year + 6.22%), 6.37%
(b)(c)(j)
...... 2,800 3,341,767
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(h)
...................... 25,700 26,380,695
Cirsa Finance International SARL
(c)
6.25%, 12/20/23 ............ 1,940 2,192,555
4.75%, 05/22/25 ............ 896 995,287
4.50%, 03/15/27 ............ 2,954 3,168,004
Codere Finance 2 Luxembourg SA
(k)
8.00%, (8.00% Cash or 11.00%
PIK), 09/30/26
(c)(m)
......... 5,724 6,685,667
2.00%, (2.00% Cash or 13.63%
PIK), 11/30/27
(a)(b)
......... USD 798 749,850
2.00%, (2.00% Cash or 12.75%
PIK), 11/30/27
(b)(c)
......... EUR 1,150 1,217,611
Codere New Holdco SA, 7.50%
,
11/30/27
(d)
................ 1,596 1,613,246
Food Service Project SA, 5.50%
,
01/21/27
(c)
................ 2,334 2,605,220
Grifols Escrow Issuer SA, 3.88%
,
10/15/28
(c)
................ 982 1,066,852
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(c)
................ 100 103,845
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 243 268,077
Security
Par (000)
Par (000) Value
Spain (continued)
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.00%),
3.75%
(b)(c)(j)
................ EUR 100 $ 115,715
Telefonica Europe BV
(b)(c)(j)
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 100 119,371
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 100 116,971
Tendam Brands SAU
(c)
5.00%, 09/15/24 ............ 1,038 1,158,561
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 100 111,752
55,134,291
Sweden — 0.2%
(c)
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ 100 104,717
Heimstaden Bostad AB
(b)(j)
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 100 108,806
(EUR Swap Annual 5 Year +
3.90%), 3.63% ........... 2,100 2,286,731
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 100 102,609
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 343 357,406
Verisure Holding AB
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 324 366,728
3.88%, 07/15/26 ............ 140 157,597
3.25%, 02/15/27 ............ 322 350,446
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 109 120,791
3,955,831
Switzerland — 0.5%
(c)
Credit Suisse Group AG
(b)(j)
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. USD 400 416,256
(USD Swap Semi 5 Year + 3.46%),
6.25% ................. 1,400 1,468,250
Dufry One BV, 0.75%
,
03/30/26
(h)
... CHF 5,800 6,031,746
7,916,252
Tanzania — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 200 194,500
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 207,412
401,912
Thailand — 0.1%
(b)(c)
Bangkok Bank PCL
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(j)
.......... 200 203,537
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 400 399,700
Kasikornbank PCL
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(j)
.......... 200 205,538

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Thailand (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... USD 330 $ 324,596
1,133,371
Ukraine — 0.0%
MHP Lux SA, 6.25%
,
09/19/29
(a)
.... 200 166,600
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(c)(j)
.... 200 214,063
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 400 434,950
3.93%, 02/28/30 ............ 200 209,912
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 33,660
892,585
United Kingdom — 9.4%
Barclays plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.87%), 6.13%
(b)(j)
....... 845 898,615
BCP V Modular Services Finance II plc,
4.75%
,
11/30/28
(c)
........... EUR 2,000 2,147,974
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 3,100 3,853,849
4.50%, 02/16/26 ............ 921 1,201,494
BP Capital Markets plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(b)
(c)(j)
...................... 100 135,941
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.99%), 4.25%, 11/23/81 ..... USD 2,200 2,170,190
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.49%), 4.88%, 11/23/81 ..... 10,400 10,310,248
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 8,260 8,561,325
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(c)
........... GBP 200 250,824
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
(h)
...................... 1,700 1,987,522
CPUK Finance Ltd., 4.50%
,
08/28/27
(c)
100 133,805
EC Finance plc, 3.00%
,
10/15/26
(c)
.. EUR 6,960 7,866,127
eG Global Finance plc
(c)
4.38%, 02/07/25 ............ 2,000 2,205,759
6.25%, 10/30/25 ............ 276 311,148
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 3,705 5,092,477
Heathrow Finance plc
(c)(m)
5.25%, 03/01/24 ............ 100 137,236
4.62%, 09/01/29 ............ 115 151,482
HSBC Bank plc
(b)(j)
Series 2M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... USD 2,800 2,606,800
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... 1,180 1,098,285
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... 3,270 3,044,370
Iceland Bondco plc, 4.38%
,
05/15/28
(c)
GBP 100 114,117
International Consolidated Airlines
Group SA
(c)
2.75%, 03/25/25 ............ EUR 100 111,097
1.13%, 05/18/28
(h)
........... 13,700 14,615,354
Security
Par (000)
Par (000) Value
United Kingdom (continued)
3.75%, 03/25/29 ............ EUR 3,100 $ 3,421,748
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(h)
(l)
....................... GBP 4,500 1,452,492
Jaguar Land Rover Automotive plc,
4.50%
,
10/01/27
(a)
........... USD 9,829 9,278,576
Jerrold Finco plc, 4.88%
,
01/15/26
(c)
. GBP 100 134,162
Just Eat Takeaway.com NV
(c)(h)
Series A, 0.00%, 08/09/25
( i )
.... EUR 1,800 1,720,406
Series B, 0.63%, 02/09/28 ..... 1,100 1,002,158
Kane Bidco Ltd.
(c)
5.00%, 02/15/27 ............ 3,934 4,421,800
6.50%, 02/15/27 ............ GBP 165 221,742
Lloyds Banking Group plc
(b)
(USD Swap Semi 5 Year + 4.76%),
7.50%
(j)
................ USD 1,000 1,085,180
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46 .... 3,544 3,247,177
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(k)
................ GBP 858 620,905
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(c)(j)
...................... 100 135,161
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 9,958 10,082,475
Ocado Group plc, 3.88%
,
10/08/26
(c)
. GBP 2,862 3,607,310
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ 100 132,205
Premier Foods Finance plc, 3.50%
,
10/15/26
(c)
................ 100 129,788
Punch Finance plc, 6.13%
,
06/30/26
(c)
1,500 1,998,571
Sherwood Financing plc
(c)
6.00%, 11/15/26 ............ 2,600 3,418,063
(EURIBOR 3 Month + 4.63%),
4.62%, 11/15/27
(b)
......... EUR 100 111,868
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ GBP 3,655 5,009,006
8.25%, 07/31/25 ............ 3,887 5,389,861
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(c)
........... 124 168,325
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(c)(m)
... 2,735 4,347,719
Very Group Funding plc (The), 6.50%
,
08/01/26
(c)
................ 9,691 12,935,675
Virgin Media Secured Finance plc,
5.50%
,
05/15/29
(a)
........... USD 200 203,810
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... GBP 100 130,179
Vmed O2 UK Financing I plc
(c)
4.00%, 01/31/29 ............ 11,461 14,335,851
4.50%, 07/15/31 ............ 325 414,582
Vodafone Group plc
(b)(c)
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... EUR 124 148,689
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 100 109,003
158,420,526
United States — 20.8%
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. USD 140 142,100
Allied Universal Holdco LLC
(c)
3.63%, 06/01/28 ............ EUR 117 123,557
4.88%, 06/01/28 ............ GBP 100 125,471

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(d)
.... USD 6,862 $ 6,879,006
American Airlines Pass-Through Trust
(d)
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 40,000 39,852,000
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 3,996 4,016,142
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 6,422 6,366,004
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(d)
........... 6,896 6,861,208
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 151,464
Apex Tool Group LLC, 9.00%
,
02/15/23
(a)
................ 2,000 2,000,000
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ 86 84,710
4.63%, 04/01/30 ............ 230 226,801
ASP Unifrax Holdings, Inc., 5.25%
,
09/30/28
(a)
................ 3,000 2,947,500
Avaya Holdings Corp., 2.25%
,
06/15/23
(h)
................ 6,250 6,396,420
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 6,751 6,902,897
Bausch Health Cos., Inc.
(a)
6.13%, 02/01/27 ............ 522 523,957
4.88%, 06/01/28 ............ 103 97,628
Belden, Inc., 3.88%
,
03/15/28
(c)
.... EUR 100 111,446
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 64 66,880
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(c)
................ EUR 294 342,991
Boyd Gaming Corp.
8.63%, 06/01/25
(a)
........... USD 76 80,628
4.75%, 12/01/27 ............ 34 33,828
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
200 201,500
Buckeye Partners LP
4.15%, 07/01/23 ............ 202 201,299
4.35%, 10/15/24 ............ 275 279,620
4.13%, 03/01/25
(a)
........... 125 124,293
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 1,170 1,210,681
8.13%, 07/01/27 ............ 374 402,517
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 225 231,683
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 134,088
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 30,241
Carnival Corp.
(c)
10.13%, 02/01/26 ........... EUR 9,430 11,766,056
7.63%, 03/01/26 ............ 100 117,686
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 5,000 4,300,000
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... 397 408,910
Centene Corp.
2.45%, 07/15/28 ............ 529 503,137
2.63%, 08/01/31 ............ 360 336,881
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 24 23,453
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 5,750 5,771,505
Chemours Co. (The), 4.00%
,
05/15/26 EUR 100 112,056
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. USD 19 19,422
Cheniere Energy, Inc., 4.63%
,
10/15/28 183 185,745
Security
Par (000)
Par (000) Value
United States (continued)
Chesapeake Energy Corp., 5.50%
,
02/01/26
(a)
................ USD 125 $ 128,838
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 102 109,395
5.88%, 07/01/29 ............ 63 64,024
Commercial Metals Co., 5.38%
,
07/15/27 ................. 172 179,740
Community Health Systems, Inc.,
5.25%
,
05/15/30
(a)
........... 7,636 7,603,165
Consensus Cloud Solutions, Inc.
(a)
6.00%, 10/15/26 ............ 6,167 6,353,243
6.50%, 10/15/28 ............ 500 512,808
Coty, Inc.
(c)
4.00%, 04/15/23 ............ EUR 324 361,268
4.75%, 04/15/26 ............ 100 112,145
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 122 121,195
CSC Holdings LLC, 5.50%
,
04/15/27
(a)
1,250 1,277,850
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(c)
........... EUR 100 108,399
Dana, Inc., 4.25%
,
09/01/30 ...... USD 67 64,906
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 593 576,924
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 2,501 2,510,254
DISH DBS Corp.
(a)
5.25%, 12/01/26 ............ 5,500 5,335,000
5.75%, 12/01/28 ............ 5,000 4,784,599
Encore Capital Group, Inc., 4.88%
,
10/15/25
(c)
................ EUR 100 115,727
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(c)
........... 100 104,733
Ford Motor Co., 3.25%
,
02/12/32 ... USD 93 88,475
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 115 112,700
5.00%, 03/01/28 ............ 1,399 1,409,492
Freed Corp., 10.00%
,
12/01/23
(d)
... 1,070 1,044,641
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 4,286 4,413,294
5.00%, 05/01/28 ............ 3,511 3,475,890
6.75%, 05/01/29 ............ 5,003 5,015,508
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 7,610 7,914,742
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,558,125
GLP Capital LP, 4.00%
,
01/15/31 ... 213 219,007
Goodyear Tire & Rubber Co. (The),
9.50%
,
05/31/25 ............ 4,156 4,426,140
GXO Logistics, Inc.
(a)
1.65%, 07/15/26 ............ 70 67,185
2.65%, 07/15/31 ............ 355 336,790
HCA, Inc.
5.38%, 02/01/25 ............ 196 208,595
5.88%, 02/01/29 ............ 29 32,770
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 1,201 1,179,983
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 369,775
iHeartCommunications , Inc., 8.38%
,
05/01/27 ................. 3,420 3,576,858
II-VI, Inc., 5.00%
,
12/15/29
(a)
...... 5,513 5,502,250
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 70,685
International Game Technology plc,
2.38%
,
04/15/28
(c)
........... EUR 1,100 1,172,461

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
IQVIA, Inc., 5.00%
,
10/15/26
(a)
..... USD 3,500 $ 3,580,500
Iron Mountain, Inc., 5.00%
,
07/15/28
(a)
7,525 7,513,713
Jazz Investments I Ltd., 1.50%
,
08/15/24
(h)
................ 2,750 2,796,406
JBS USA Food Co., 5.75%
,
01/15/28
(a)
202 210,587
JBS USA LUX SA, 6.75%
,
02/15/28
(a)
183 195,126
Kraton Polymers LLC, 5.25%
,
05/15/26
(c)
................ EUR 124 142,979
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... 100 114,311
Lightning eMotors , Inc., 7.50%
,
05/15/24
(a)(h)
............... USD 200 154,714
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 2,800 2,782,836
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 7,936 7,717,760
Lumen Technologies, Inc.
(a)
5.13%, 12/15/26 ............ 6,625 6,669,454
5.38%, 06/15/29 ............ 750 711,067
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 155 169,454
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 175 180,906
MGM Growth Properties Operating
Partnership LP, 5.75%
,
02/01/27 . 101 111,605
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 284 277,468
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 779 750,722
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 108 109,350
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 185 182,821
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
17 17,425
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(c)
................ EUR 100 110,143
OI European Group BV
(c)
3.13%, 11/15/24 ............ 133 151,634
2.88%, 02/15/25 ............ 333 371,565
Olympus Water US Holding Corp.
(c)
3.88%, 10/01/28 ............ 877 954,338
5.38%, 10/01/29 ............ 1,308 1,373,002
Pacific Gas & Electric Co.
2.10%, 08/01/27 ............ USD 3,250 3,063,230
4.55%, 07/01/30 ............ 500 520,305
3.25%, 06/01/31 ............ 1,250 1,200,090
4.50%, 07/01/40 ............ 6,250 6,115,634
4.20%, 06/01/41 ............ 1,000 948,899
4.60%, 06/15/43 ............ 750 729,739
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 383,507
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 1,750 1,760,308
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 834,172
PetSmart, Inc., 7.75%
,
02/15/29
(a)
... 2,000 2,145,460
PG&E Corp., 5.00%
,
07/01/28 ..... 3,000 3,000,000
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 7,500 7,404,976
7.25%, 03/15/29 ............ 5,000 5,012,500
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 69,806
Quicken Loans LLC, 3.63%
,
03/01/29
(a)
292 272,988
Security
Par (000)
Par (000) Value
United States (continued)
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ USD 100 $ 103,000
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 59 59,221
Rite Aid Corp., 7.50%
,
07/01/25
(a)
... 5,000 4,927,900
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 6,227 6,993,295
7.38%, 09/01/25 ............ 2,734 2,802,350
Scientific Games International, Inc.,
3.38%
,
02/15/26
(c)
........... EUR 2,800 3,161,388
SCIL IV LLC
(c)
(EURIBOR 3 Month + 4.38%),
4.37%, 11/01/26
(b)
......... 100 112,598
4.38%, 11/01/26 ............ 100 111,783
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... USD 399 418,950
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,522,201
Service Properties Trust
5.00%, 08/15/22 ............ 3,443 3,429,985
4.50%, 06/15/23 ............ 3,245 3,192,269
7.50%, 09/15/25 ............ 129 135,944
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 333 372,904
SM Energy Co., 10.00%
,
01/15/25
(a)
. USD 2,519 2,739,413
Sonder Corp., (LIBOR USD 3 Month +
7.00%), 7.25%
,
01/19/27
(b)(d)
.... 1,247 1,203,355
Splunk , Inc., 1.13%
,
06/15/27
(h)
.... 3,000 2,724,131
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 65 62,827
Standard Industries, Inc., 2.25%
,
11/21/26
(c)
................. EUR 109 115,458
Staples, Inc., 7.50%
,
04/15/26
(a)
.... USD 8,509 8,392,001
Stem, Inc., 0.50%
,
12/01/28
(a)(h)
.... 47 35,521
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(d)
........ 14,927 14,665,463
Sunoco LP, 4.50%
,
04/30/30
(a)
..... 275 270,044
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 631 646,775
TEGNA, Inc., 4.63%
,
03/15/28 ..... 11 10,780
Tenet Healthcare Corp.
(a)
4.63%, 06/15/28 ............ 45 44,574
4.25%, 06/01/29 ............ 194 187,035
4.38%, 01/15/30 ............ 359 345,954
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 10 10,312
5.70%, 06/15/28 ............ 29 30,742
Triton Water Holdings, Inc., 6.25%
,
04/01/29
(a)
................ 238 223,125
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 788,379
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 210 207,791
VICI Properties LP
(a)
3.50%, 02/15/25 ............ 36 35,855
4.63%, 12/01/29 ............ 35 36,024
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 162,289
WESCO Distribution, Inc.
(a)
7.13%, 06/15/25 ............ 4,227 4,426,514
7.25%, 06/15/28 ............ 3,490 3,743,025
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 24 24,570

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ USD 517 $ 502,472
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 18,010 18,245,751
XHR LP
(a)
6.38%, 08/15/25 ............ 119 123,016
4.88%, 06/01/29 ............ 60 58,830
Zayo Group Holdings, Inc.
(a)
4.00%, 03/01/27 ............ 4,840 4,569,976
6.13%, 03/01/28 ............ 3,500 3,301,900
349,402,180
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(c)
........... 250 229,187
Total Corporate Bonds — 51.4%
(Cost: $950,644,863) ............................. 864,412,802
Floating Rate Loan Interests — 24.5%
Canada — 0.6%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.11%
,
 06/02/25 ............ 856 848,499
Bausch Health Cos., Inc., Term Loan B,
01/27/27
(n)
................ 890 882,489
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 5,000 5,568,099
Husky Injection Molding Systems Ltd.,
Term Loan, (LIBOR USD 3 Month +
3.00%), 3.35%
,
 03/28/25 ...... USD 1,386 1,366,364
Knowlton Development Corp., Inc.,
Term Loan, 12/22/25
(n)
........ EUR 990 1,112,159
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 11/01/26 ....... USD 60 60,030
Trader Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(d)
........... 1,188 1,185,318
11,022,958
France — 1.3%
(b)
Bidco SB, Facility Term Loan B,
(EURIBOR 6 Month + 4.00%),
4.00%
,
 11/16/28 ............ EUR 1,500 1,682,546
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.00%), 3.00%
,
 02/09/28 5,000 5,525,970
Claudius Finance Parent SARL, Term
Loan B, (EURIBOR 6 Month +
3.50%), 3.50%
,
 07/05/28 ...... 3,000 3,360,711
Elsan SAS, Facility Term Loan B5,
06/16/28
(n)
................ 1,000 1,117,945
Foncia Management, Facility Term Loan
B, 03/27/28
(n)
.............. 5,000 5,566,470
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 03/03/28 ............ 1,000 1,121,697
Tarkett Participation, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 04/21/28 ............ 2,831 3,107,924
21,483,263
Security
Par (000)
Par (000) Value
Germany — 1.2%
(b)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.50%), 2.50%
,
 03/07/25 ...... EUR 4,830 $ 5,421,163
CTEC III GmbH, Term Loan, (EURIBOR
3 Month + 0.00%), 0.00%
,
 01/01/38 2,000 2,244,091
Nidda Healthcare Holding GmbH,
Facility Term Loan F, (EURIBOR 3
Month + 3.50%), 3.50%
,
 08/21/26 2,900 3,218,029
Oxea Holding Vier GmbH, Term Loan
B1, (EURIBOR 3 Month + 3.50%),
3.50%
,
 10/14/24 ............ 1,830 2,039,384
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 3,000 3,330,344
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 10/02/26 ...... 3,060 3,288,593
19,541,604
Ireland — 0.5%
Virgin Media Ireland Ltd., Facility Term
Loan B1, 07/15/29
(b)(n)
......... 7,000 7,812,561
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(d)
(LIBOR GBP 6 Month + 0.17%),
16.50%, 11/10/27
(b)
........ GBP 263 346,234
0.00%, 11/09/29
(o)
........... 213 57,404
403,638
Luxembourg — 1.1%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 3 Month +
0.02%), 2.00%
,
 10/30/22
(d)
..... EUR 78 9
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.38%), 2.38%
,
 01/29/27 1,000 1,098,038
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 07/03/28 ...... 4,400 4,915,103
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 4,478 4,476,963
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
4.00%), 4.00%
,
 04/12/28 ...... EUR 2,500 2,801,884
Motion Acquisition Ltd., Facility Term
Loan B, (EURIBOR 3 Month +
3.00%), 3.00%
,
 11/12/26 ....... 1,900 2,086,271
Rainbow Finco SARL, Term Loan B,
01/17/29
(n)
................ 2,400 2,694,177
Travelport Finance (Luxembourg)
SARL, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
6.99%
,
 05/29/26 ............ USD 374 307,767
Travelport Finance (Luxembourg)
SARL, Term Loan, (LIBOR USD 3
Month + 1.50%), 2.50%
,
 02/28/25 360 369,304
18,749,516

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Netherlands — 1.8%
(b)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(n)
................ USD 746 $ 744,228
Boels Topholding BV, Facility Term Loan
B2, ( EURIBOR 2 Month + 3.25%),
3.25%
,
 02/06/27 ............ EUR 1,000 1,114,552
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.47%
,
 07/21/26 ............ USD 745 742,544
KOUTI BV, Facility Term Loan B,
08/31/28
(n)
................ EUR 1,800 2,015,618
Median BV, Facility Term Loan B1,
10/14/27
(n)
................ 6,000 6,664,867
Nobel Bidco BV, Facility Term Loan B,
09/01/28
(n)
................ 5,000 5,521,757
Peer Holding III BV, Facility Term Loan
B
(b)(n)
 03/07/25 ................. 4,188 4,660,519
 01/16/27 ................. 5,500 6,154,012
WP/AP Telecom Holdings IV BV, Facility
Term Loan B, 09/16/28
(n)
....... 2,200 2,468,253
30,086,350
Norway — 0.1%
Adevinta ASA, Facility Term Loan
B1, (EURIBOR 3 Month + 3.00%),
3.00%
,
 06/26/28
(b)
........... 2,000 2,238,474
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.50%),
5.50%
,
 01/29/26
(b)
........... USD 235 234,556
Spain — 0.3%
(b)
Invictus Media SLU, 2nd Lien Facility
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50% - 8.50%
,
 12/26/25 . EUR 92 72,209
Invictus Media SLU, Facility Term Loan
B1, 06/26/25
(n)
.............. 5 5,326
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 1 Month + 4.75%),
4.75% - 6.75%
,
 06/26/25 ...... 3 3,408
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(n)
................ 3,000 3,369,305
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,324,189
Promotora de Informaciones SA, Term
Loan, 03/31/25
(n)
............ 19 20,431
4,794,868
Sweden — 0.9%
(b)
Seren BidCo AB, Facility Term Loan
B2, (EURIBOR 3 Month + 3.75%),
3.75%
,
 11/16/28 ............ 2,000 2,245,507
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 6 Month + 3.25%),
3.25%
,
 03/27/28 ............ 10,971 12,219,580
14,465,087
United Kingdom — 1.2%
(b)
BCP V Modular Services Holdings
IV Limited, Facility Term Loan B,
12/13/28
(n)
................ 4,075 4,568,033
Bellis Acquisition Co. plc, Facility Term
Loan B, 02/16/26
(n)
........... 4,843 5,369,384
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/29/27 ............ USD 557 $ 555,807
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 01/29/27 956 942,760
Hunter Holdco 3 Ltd., 1st Lien Term
Loan, (EURIBOR 3 Month + 0.04%),
4.00%
,
 08/19/28 ............ EUR 2,494 2,803,368
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ 4,473 5,014,076
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 2.50%),
2.50%
,
 07/01/27 ............ 1,250 1,395,395
20,648,823
United States — 15.5%
2U, Inc., Term Loan, (LIBOR USD 1
Month + 5.75%), 6.50%
,
 12/30/24
(b)
USD 618 614,806
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(b)
........... 347 345,022
Acuris Finance US, Inc., Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 02/16/28
(b)
........... 152 151,591
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 178 176,496
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 993 1,110,073
Alliant Holdings Intermediate LLC,
Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/09/25
(b)
..... USD 744 736,945
Altar Bidco , Inc., 1st Lien Term Loan,
02/01/29
(b)(n)
............... 12,910 12,883,147
Altar Bidco , Inc., 2nd Lien Term Loan,
02/01/30
(b)(n)
............... 9,786 9,826,808
American Auto Auction Group LLC,
Term Loan B, 0.00%
,
 12/30/27
(b)
.. 763 757,278
American Auto Auction Group, LLC, 2nd
Lien Term Loan, 12/27/28
(b)(d)(n)
... 406 401,940
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 94 93,589
Apex Tool Group LLC, Term Loan,
(LIBOR USD 1 Month + 5.50%),
6.75%
,
 08/01/24
(b)
........... 1,974 1,969,164
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.00%), 3.50%
,
 09/19/24
(b)
..... 1,749 1,745,624
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 11/24/27
(b)
187 186,533
ASP Blade Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/13/28
(b)
........... 2,735 2,737,270
AssuredPartners , Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
3.61%
,
 02/12/27
(b)
........... 744 738,841

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26
(b)
........... USD 64 $ 63,472
Athenahealth , Inc., Delayed Draw Term
Loan, 01/26/29
(b)(n)
........... 43 42,966
Athenahealth , Inc., Term Loan B,
01/26/29
(b)(n)
............... 255 253,498
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(b)
........... 1,500 1,503,750
Avaya, Inc., Term Loan B2, 12/15/27
(b)(n)
2,500 2,498,050
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%
,
 03/03/25
(b)
..... 975 900,965
AVSC Holding Corp., 1st Lien Term
Loan B3, 5.00%
,
 10/15/26
(o)
..... 306 353,359
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 554 553,230
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(b)
..... 4,035 4,039,624
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 1,810 1,819,611
Belron Finance US LLC, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.44%
,
 11/13/25
(b)
........... 496 494,616
Brand Energy & Infrastructure Services,
Inc., Term Loan, (LIBOR USD 3
Month + 4.25%), 5.25%
,
 06/21/24
(b)
1,492 1,460,641
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 104 103,325
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 07/21/25
(b)
..... 215 215,006
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 3.50%
,
 03/01/24
(b)
..... 4,952 4,946,233
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 167 158,253
Clarios Global LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.36%
,
 04/30/26
(b)
........... 874 868,829
Cobham Ultra US Co., Term Loan,
11/17/28
(b)(n)
............... 65 64,817
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 6 Month + 2.75%),
3.25%
,
 05/14/28
(b)
........... 110 109,830
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 90 89,679
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 181 180,515
CoreLogic , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 06/02/28
(b)
........... 742 737,502
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(b)
EUR 1,397 1,539,142
Security
Par (000)
Par (000) Value
United States (continued)
CPG International LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 05/05/24
(b)
........... USD 226 $ 225,668
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 4,470 4,466,510
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 2,559 2,563,811
DirectV Financing LLC, Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 368 367,772
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
5.75%
,
 12/21/28
(b)
........... 242 239,761
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
6.50%
,
 12/10/28
(b)(d)
.......... 386 375,385
DT Midstream, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 309 310,605
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 02/06/26
(b)
..... 7,094 7,062,156
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 401 409,674
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%
,
 07/31/28
(b)
..... 561 571,872
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%),
4.00%
,
 07/30/27
(b)
........... 1,275 1,271,003
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 03/08/24
(b)
..... 2,158 2,047,666
eResearchTechnology , Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 02/04/27
(b)
..... 987 989,325
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
3.00%
,
 08/03/28
(b)
........... 73 72,794
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 285 284,644
Fertitta Entertainment LLC, Term Loan
B, 01/27/29
(b)(n)
............. 3,272 3,281,105
FleetCor Technologies Operating Co.
LLC, Term Loan B4, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 04/28/28
(b)
437 432,971
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 3,393 3,391,736
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
5.25%), 6.00%
,
 11/01/28
(b)(d)
.... 175 175,000
Forterra Finance LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/25/23
(b)
........... 523 522,268
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 01/31/28
(b)
77 76,326

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 4.50%
,
 05/01/28
(b)
.... USD 9,983 $ 9,955,156
Go Daddy Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month +
2.00%), 2.11%
,
 08/10/27
(b)
..... 403 398,981
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 8.13%
,
 07/20/26
(b)(d)
.... 461 461,000
Greeneden US Holdings I LLC, Term
Loan, 12/01/27
(b)(n)
........... 5,276 5,272,780
Griffon Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 01/24/29
(b)
........... 2,897 2,892,162
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 502 500,594
Hub International Ltd., Term Loan,
(LIBOR USD 2 Month + 2.75%),
2.94% - 3.02%
,
 04/25/25
(b)
..... 279 275,667
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(d)
.... 172 165,120
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 2,994 2,992,279
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.88%
,
 10/27/28
(b)
........... 19,543 19,445,285
IRB Holding Corp., Term Loan B,
(LIBOR USD 3 Month + 2.75%),
3.75%
,
 02/05/25
(b)
........... 496 494,740
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 152 151,241
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)
........... 327 328,204
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)(d)
.......... 132 131,835
Jeld-Wen , Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.36%
,
 07/28/28
(b)
........... 322 321,877
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 119 117,808
Kronos Acquisition Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 129 129,806
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(n)
........... 1,251 1,242,847
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 1.88%
,
 10/19/26
(b)
..... 682 668,077
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.86%
,
 08/31/27
(b)
........... 7,866 7,793,895
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/15/28
(b)
........... 331 331,000
Magenta Buyer LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
5.00%), 5.75%
,
 07/27/28
(b)
..... 819 816,081
Security
Par (000)
Par (000) Value
United States (continued)
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
8.25%), 9.00%
,
 07/27/29
(b)
..... USD 1,304 $ 1,300,252
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 210 210,209
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 09/30/24
(b)
........... 3,409 3,405,605
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.00%), 7.50%
,
 11/01/29
(b)(d)
.... 461 454,855
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/23/28
(b)
........... 847 843,163
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month +
6.50%), 7.00%
,
 08/02/29
(b)
..... 598 598,000
Mercury Merger Sub, Inc.,1st Lien Term
Loan, 08/02/28
(b)(n)
........... 1,000 995,420
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 1,020 1,017,766
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, 06/02/28
(b)(n)
.... 3,479 3,465,344
MH Sub I LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.25%),
6.36%
,
 02/23/29
(b)
........... 637 639,790
MI Windows & Doors LLC, Term Loan
B1, 0.00%
,
 12/18/27
(b)
........ 157 156,906
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 89 87,227
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 12/22/25
(b)
..... 1,236 1,158,075
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 12/08/28
(b)(d)
.......... 201 201,502
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 1,484 1,477,973
MKS Instruments, Inc., Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00%
,
 10/20/28
(b)
........... EUR 1,333 1,497,933
Naked Juice LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.42%
,
 01/24/29
(b)
........... USD 1,967 1,963,273
Naked Juice LLC, 2nd Lien Term Loan,
01/24/30
(b)(n)
............... 2,335 2,346,585
Naked Juice LLC, Delayed Draw 1st
Lien Term Loan, 01/24/29
(b)(n)
.... 113 113,265
Organon & Co., Term Loan
(b)
(EURIBOR 3 Month + 3.00%),
3.00%, 06/02/28 .......... EUR 4,975 5,585,195
(LIBOR USD 3 Month + 3.00%),
3.50%, 06/02/28 .......... USD 2,900 2,894,675
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... 456 449,160
Packers Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 03/09/28
(b)
........... 744 740,096

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... USD 93 $ 92,741
PECF USS Intermediate Holding III
Corp., Term Loan, 12/15/28
(b)(n)
... 679 678,758
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 993 991,451
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)
........... 541 551,311
PetSmart LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%),
4.50%
,
 02/11/28
(b)
........... 1,703 1,699,709
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 2,754 2,698,746
Ping Identity Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 11/23/28
(b)(d)
.......... 6,000 6,000,000
Pitney Bowes, Inc., Term Loan B,
(LIBOR USD 1 Month + 4.00%),
4.11%
,
 03/17/28
(b)
........... 997 997,178
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.86%
,
 03/13/28
(b)
........... 1,235 1,229,917
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
5,045 5,028,330
Proofpoint , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(b)
........... 3,138 3,120,521
Proofpoint , Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.25%),
6.75%
,
 08/31/29
(b)
........... 733 738,270
RealPage , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 2,493 2,479,241
RealPage , Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
7.25%
,
 04/23/29
(b)
........... 1,293 1,306,141
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 9,027 8,359,349
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
0.08%), 8.50%
,
 04/27/29
(b)
..... 4,548 4,034,076
Restoration Hardware, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 10/20/28
(b)
........... 2,278 2,269,746
Sabre GLBL, Inc., Term Loan B1,
12/17/27
(b)(n)
............... 769 757,524
Sabre GLBL, Inc., Term Loan B2,
12/17/27
(b)(n)
............... 1,226 1,207,538
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 443 439,580
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 707 706,216
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 08/01/25
(b)
..... 652 648,537
Security
Par (000)
Par (000) Value
United States (continued)
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... USD 84 $ 83,423
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)
........... 259 251,586
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
9.00%
,
 10/09/28
(b)
........... 2,250 2,299,680
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 06/08/28
(b)
61 60,484
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25% - 4.27%
,
 06/02/28
(b)
..... 1,297 1,295,495
Summer (BC) Bidco B LLC, Facility
Term Loan B, (LIBOR USD 3 Month
+ 5.00%), 5.18%
,
 12/04/26
(b)
.... 1,990 1,990,345
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 241 239,419
Tempo Acquisition LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.86%
,
 05/01/24
(b)
........... 2,311 2,315,277
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)
.... 264 263,725
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 7.36%
,
 03/03/28
(b)
..... 632 633,492
Trans Union LLC, Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/16/26
(b)
........... 339 335,624
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(n)
....... 174 172,661
UKG, Inc., 1st Lien Term Loan
(b)
(LIBOR USD 3 Month + 3.25%),
3.75%, 05/04/26 .......... 4,648 4,632,418
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 .......... 2,151 2,146,294
UKG, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 5.25%),
5.75%
,
 05/03/27
(b)
........... 359 361,542
United AirLines , Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/21/28
(b)
........... —
(p)
490
Univision Communications, Inc., 1st
Lien Term Loan, 03/15/26
(b)(n)
.... 4,980 4,969,442
Univision Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 4.00%
,
 01/31/29
(b)
..... 2,000 1,996,260
Vaco Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.75%
,
 01/21/29
(b)
........... 293 292,452
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 10/04/28
(b)
..... 98 97,633
Veritas US, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.00%),
6.00%
,
 09/01/25
(b)
........... 1,894 1,890,084
Verscend Holding Corp., Term Loan B1,
08/27/25
(b)(n)
............... 2,985 2,982,015
Virgin Media SFA Finance Ltd., Facility
Term Loan, 01/15/27
(b)(n)
....... GBP 2,000 2,654,322

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.11%
,
 02/28/27
(b)
........... USD 6,116 $ 6,081,963
Wand Newco 3, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 3.18%
,
 02/05/26
(b)
..... 496 488,348
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%),
6.25%
,
 10/19/27
(b)
........... 693 692,594
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1,
05/18/25
(b)(n)
............... 749 734,731
Wilsonart LLC, Term Loan E,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 12/31/26
(b)
........... 491 489,831
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 61 60,565
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)(d)
.... 151 150,671
259,796,542
Total Floating Rate Loan Interests — 24.5%
(Cost: $418,880,722) ............................. 411,278,240
Foreign Agency Obligations — 1.1%
Colombia — 0.1%
Ecopetrol SA, 4.63%
,
11/02/31 ..... 230 211,549
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 182,975
394,524
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
.... EUR 243 277,705
France — 0.7%
Electricite de France SA
(b)(c)(j)
(BPSWS13 + 4.23%), 6.00% ... GBP 2,500 3,489,679
(BPISDS15 + 3.32%), 5.87% ... 1,900 2,642,523
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 5,400 5,893,088
12,025,290
Greece — 0.0%
Public Power Corp. SA, 3.88%
,
03/30/26
(c)
................ 100 112,327
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 236,818
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA
(c)
2.63%, 04/28/25 ............ EUR 343 377,637
1.88%, 01/09/26 ............ 2,059 2,197,524
2,575,161
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 03/13/27 ............ USD 463 482,388
5.95%, 01/28/31 ............ 311 294,945
6.70%, 02/16/32
(a)
........... 230 227,148
6.75%, 09/21/47 ............ 308 262,724
Security
Par (000)
Par (000) Value
Mexico (continued)
7.69%, 01/23/50 ............ USD 297 $ 274,428
1,541,633
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
.... 200 180,522
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 200 193,975
Total Foreign Agency Obligations — 1.1%
(Cost: $18,520,620) .............................. 17,537,955
Foreign Government Obligations — 0.7%
Argentina — 0.0%
Argentine Republic (The), 2.50%
,
07/09/41
(m)
................ 438 155,780
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 229,512
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 336 346,458
3.88%, 04/25/27 ............ 340 333,795
3.13%, 04/15/31 ............ 646 553,662
1,233,915
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... 440 481,250
4.50%, 01/30/30
(a)
........... 244 239,166
4.88%, 09/23/32
(a)
........... 450 441,506
6.40%, 06/05/49
(c)
........... 150 149,841
1,311,763
Egypt — 0.1%
Arab Republic of Egypt
5.75%, 05/29/24
(a)
........... 200 204,000
5.88%, 06/11/25
(c)
........... 462 466,620
7.60%, 03/01/29
(c)
........... 316 305,335
5.88%, 02/16/31
(a)
........... 200 168,500
8.50%, 01/31/47
(a)
........... 200 167,000
7.50%, 02/16/61
(a)
........... 200 154,750
1,466,205
Guatemala — 0.0%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 215,663
Indonesia — 0.0%
Republic of Indonesia
3.50%, 01/11/28 ............ 200 209,975
4.10%, 04/24/28 ............ 200 217,038
3.40%, 09/18/29 ............ 200 208,412
635,425
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ............ 295 310,192
3.25%, 04/16/30 ............ 239 238,044
2.66%, 05/24/31 ............ 235 221,370
6.38%, 01/23/45 ............ 173 144,471
914,077

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Morocco — 0.0%
Kingdom of Morocco
3.00%, 12/15/32
(a)
........... USD 255 $ 235,556
4.00%, 12/15/50
(c)
........... 222 190,920
4.00%, 12/15/50
(a)
........... 200 172,000
598,476
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 252,517
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(c)
................ 200 192,522
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ............ 543 545,987
4.50%, 04/16/50 ............ 217 221,855
4.50%, 01/19/63 ............ 200 202,200
970,042
Paraguay — 0.0%
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 200 217,662
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 173 152,164
Republic of Peru, 2.78%
,
01/23/31 .. 241 233,213
385,377
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(a)
... 213 234,300
Romania — 0.0%
Romania Government Bond
(a)
3.00%, 02/14/31 ............ 242 234,498
3.63%, 03/27/32 ............ 218 218,000
452,498
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(c)
400 399,600
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ 419 474,517
2.25%, 02/02/33 ............ 353 335,742
810,259
Ukraine — 0.1%
Ukraine Government Bond
7.75%, 09/01/23
(c)
........... 112 102,921
8.99%, 02/01/24
(c)
........... 224 207,200
7.75%, 09/01/24
(c)
........... 222 198,038
7.75%, 09/01/25
(c)
........... 220 193,600
7.25%, 03/15/33
(a)
........... 234 196,560
898,319
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 ................. 79 97,731
Total Foreign Government Obligations — 0.7%
(Cost: $12,503,391) .............................. 11,671,643
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities — 2.8%
Commercial Mortgage-Backed Securities — 2.8%
United States — 2.8%
(a)(b)
BX Commercial Mortgage Trust, Series
2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.91%, 05/15/38 USD 5,000 $ 4,950,078
BX Trust, Series 2021-SOAR, Class
G, (LIBOR USD 1 Month + 2.80%),
2.91%, 06/15/38 ............ 3,720 3,654,744
Extended Stay America Trust
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.96%,
07/15/38 ............... 7,255 7,250,987
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 3.81%,
07/15/38 ............... 7,573 7,571,020
Med Trust
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.11%,
11/15/38 ............... 8,000 7,910,199
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
5.36%, 11/15/38 .......... 11,096 10,956,985
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/38 ................. 5,486 5,454,710
47,748,723
Total Non-Agency Mortgage-Backed Securities — 2.8%
(Cost: $48,106,273) .............................. 47,748,723
Preferred Securities — 0.6%
Capital Trusts — 0.5%
United States — 0.5%
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(b)(j)
...... 7,600 7,562,000
Total Capital Trusts — 0.5%
(Cost: $7,616,267) .............................. 7,562,000
Shares
Shares
Preferred Stocks — 0.1%
United States — 0.1%
Dream Finders Homes, Inc., 9.00%
(d)
2,261 2,241,216
Total Preferred Stocks — 0.1%
(Cost: $2,238,390) .............................. 2,241,216
Total Preferred Securities — 0.6%
(Cost: $9,854,657) .............................. 9,803,216
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.25%, 06/30/25 4,850 4,654,863
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,856,550) .............................. 4,654,863

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Warrants — 0.0%
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 $ 160,268
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 44,190
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(e)
94,710 28,462
United Kingdom — 0.0%
(e)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 35,901 63,186
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 85,163 86,003
149,189
United States — 0.0%
(e)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 01/22/26, Strike Price USD
11.00) ................... 4,294 6,269
ArcLight Clean Transition Corp. II
(Issued/exercisable 02/04/21,
1 share for 1 warrant, Expires
02/04/23, Strike Price USD 11.50) 2,032 2,642
Ascent Resources Marcellus Minerals
(Issued/exercisable 03/30/18,
1 share for 1 warrant, Expires
12/31/49, Strike Price USD 0.80) . 566,782 5,668
Ascent Resources plc (Issued/
exercisable 03/30/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.80) ............ 440,830 22,041
Aurora Innovation, Inc. (Issued/
exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 1,886
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 8,121
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 838 516
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 16,190 8,581
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 905
Security
Shares
Shares Value
United States (continued)
EVgo , Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 $ 16,662
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 3,296 4,219
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50) ................... 15,531 19,724
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(d)
.......... 53,160 24,985
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 9,996
Lightning eMotors , Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 22,956
M3-Brigade Acquisition II Corp. (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 52,800
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 6,726
Pear Therapeutics, Inc. (Issued/
exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 4,828 3,308
PROOF Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 16,758 16,758
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 5,599 6,943
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 20,304 16,199
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 4,249 2,252
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 12.50)
(d)
.......... 18,705 —
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,522 700
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 5,728 2,864

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
United States (continued)
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 3,980 $ 2,664
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 9,180 10,282
276,667
Total Warrants — 0.0%
(Cost: $1,220,380) .............................. 658,776
Total Long-Term Investments — 86.4%
(Cost: $1,566,469,353) ........................... 1,451,970,619
Par (000)
Pa r (000)
Short-Term Securities — 19.6%
Borrowed Bond Agreements — 8.0%
(q)(r)
Barclays Bank plc, (2.00)%, Open
(Purchased on 12/07/21 to be
repurchased at EUR 1,577,083,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,701,622, respectively) ...... EUR 1,583 1,777,876
Barclays Bank plc, (1.35)%, Open
(Purchased on 01/18/22 to be
repurchased at EUR 1,867,819,
collateralized by Engie SA, 1.50%,
par and fair value of EUR 1,900,000
and $2,081,191, respectively)
(j)
.. 1,869 2,099,463
Barclays Bank plc, (0.95)%, Open
(Purchased on 01/12/22 to be
repurchased at EUR 1,083,385,
collateralized by Nobian Finance
BV, 3.63%, due at 07/15/26, par and
fair value of EUR 1,079,000 and
$1,158,473, respectively) ...... 1,084 1,217,778
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/03/21 to be
repurchased at EUR 2,572,850,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 2,600,000 and $2,855,943,
respectively) ............... 2,577 2,894,769
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/07/21 to be
repurchased at EUR 1,756,688,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,733,000 and $1,927,469,
respectively) ............... 1,759 1,976,435
Barclays Bank plc, (0.85)%, Open
(Purchased on 01/11/22 to be
repurchased at EUR 1,116,974,
collateralized by Nobian Finance
BV, 3.63%, due at 07/15/26, par and
fair value of EUR 1,110,000 and
$1,191,756, respectively) ...... 1,118 1,255,497
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.78)%, Open
(Purchased on 11/23/21 to be
repurchased at EUR 1,650,159,
collateralized by Infineon
Technologies AG, 2.00%, due
at 06/24/32, par and fair value of
EUR 1,500,000 and $1,784,830,
respectively) ............... EUR 1,653 $ 1,856,945
Barclays Bank plc, (0.78)%, Open
(Purchased on 12/07/21 to be
repurchased at EUR 3,496,429,
collateralized by easyJet FinCo . BV,
1.88%, due at 03/03/28, par and
fair value of EUR 3,400,000 and
$3,821,869, respectively) ...... 3,501 3,933,329
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 1,811,253,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 1,780,000 and $1,687,440,
respectively)
(j)
.............. USD 1,820 1,820,050
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 2,393,108,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 1,850,000 and
$2,200,575, respectively) ...... 2,393 2,393,438
Barclays Bank plc, (0.10)%, Open
(Purchased on 01/25/22 to be
repurchased at USD 1,982,467,
collateralized by CommScope
Technologies LLC, 6.00%, due
at 06/15/25, par and fair value of
USD 2,000,000 and $1,948,023,
respectively) ............... 1,983 1,982,500
Barclays Bank plc, (0.10)%, Open
(Purchased on 10/19/21 to be
repurchased at GBP 302,743,
collateralized by Wheel Bidco Ltd.,
6.75%, due at 07/15/26, par and
fair value of GBP 300,000 and
$396,409, respectively) ........ GBP 303 407,004
Barclays Bank plc, (0.10)%, Open
(Purchased on 01/25/22 to be
repurchased at USD 4,938,818,
collateralized by HCA, Inc., 3.50%,
due at 09/01/30, par and fair value
of USD 4,848,000 and $4,825,651,
respectively) ............... USD 4,939 4,938,900
Barclays Bank plc, (0.10)%, Open
(Purchased on 11/30/21 to be
repurchased at USD 982,331,
collateralized by ASP Unifrax
Holdings, Inc., 7.50%, due
at 09/30/29, par and fair value of
USD 1,000,000 and $968,750,
respectively) ............... 983 982,500
Barclays Bank plc, (0.10)%, Open
(Purchased on 11/30/21 to be
repurchased at USD 3,879,332,
collateralized by NRG Energy, Inc.,
3.88%, due at 02/15/32, par and
fair value of USD 4,000,000 and
$3,761,000, respectively) ...... 3,880 3,880,000

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.10)%, Open
(Purchased on 01/07/22 to be
repurchased at USD 2,706,147,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 2,650,000 and
$2,570,500, respectively) ...... USD 2,706 $ 2,706,313
Barclays Bank plc, (0.10)%, Open
(Purchased on 01/11/22 to be
repurchased at USD 2,079,884,
collateralized by CommScope , Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 2,000,000 and
$1,956,760, respectively) ...... 2,080 2,080,000
Barclays Bank plc, (0.10)%, Open
(Purchased on 01/28/22 to be
repurchased at USD 1,964,995,
collateralized by Mozart Debt Merger
Sub, Inc., 5.25%, due at 10/01/29,
par and fair value of USD 2,000,000
and $1,945,000, respectively) ... 1,965 1,965,000
Barclays Bank plc, (0.10)%, Open
(Purchased on 01/10/22 to be
repurchased at USD 1,949,886,
collateralized by Yum! Brands, Inc.,
3.63%, due at 03/15/31, par and
fair value of USD 2,000,000 and
$1,890,280, respectively) ...... 1,950 1,950,000
Barclays Bank plc, 0.00%, Open
(Purchased on 01/31/22 to be
repurchased at USD 2,928,750,
collateralized by CommScope
Technologies LLC, 6.00%, due
at 06/15/25, par and fair value of
USD 3,000,000 and $2,922,035,
respectively) ............... 2,929 2,928,750
Barclays Capital, Inc., (0.10)%, Open
(Purchased on 01/19/22 to be
repurchased at USD 1,822,189,
collateralized by CCO Holdings LLC,
4.50%, due at 05/01/32, par and
fair value of USD 1,850,000 and
$1,782,937, respectively) ...... 1,822 1,822,250
Barclays Capital, Inc., (0.10)%, Open
(Purchased on 01/11/22 to be
repurchased at USD 972,446,
collateralized by CSC Holdings LLC,
4.50%, due at 11/15/31, par and
fair value of USD 1,000,000 and
$931,740, respectively) ........ 973 972,500
Barclays Capital, Inc., 0.00%, Open
(Purchased on 01/31/22 to be
repurchased at USD 1,880,000,
collateralized by CSC Holdings LLC,
4.50%, due at 11/15/31, par and
fair value of USD 2,000,000 and
$1,863,480, respectively) ...... 1,880 1,880,000
BNP Paribas SA, (1.10)%, Open
(Purchased on 09/09/21 to be
repurchased at USD 1,792,080,
collateralized by Standard Chartered
plc, 4.30%, par and fair value of
USD 1,800,000 and $1,683,000,
respectively)
(j)
.............. 1,800 1,800,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (1.00)%, Open
(Purchased on 10/12/21 to be
repurchased at EUR 1,030,637,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 1,000,000 and $1,135,077,
respectively) ............... EUR 1,034 $ 1,161,894
BNP Paribas SA, (0.90)%, Open
(Purchased on 10/11/21 to be
repurchased at EUR 2,478,792,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 2,400,000 and $2,724,187,
respectively) ............... 2,487 2,793,508
BNP Paribas SA, (0.80)%, Open
(Purchased on 01/18/22 to be
repurchased at EUR 1,060,093,
collateralized by EDP - Energias
de Portugal SA, 1.50%, due
at 03/14/82, par and fair value of
EUR 1,100,000 and $1,167,742,
respectively) ............... 1,060 1,191,319
BNP Paribas SA, (0.75)%, Open
(Purchased on 12/02/21 to be
repurchased at EUR 1,748,275,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,734,000 and $1,928,582,
respectively) ............... 1,751 1,966,861
BNP Paribas SA, (0.75)%, Open
(Purchased on 12/02/21 to be
repurchased at EUR 1,757,101,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 1,800,000 and
$1,919,886, respectively) ...... 1,760 1,976,791
BNP Paribas SA, (0.15)%, Open
(Purchased on 11/24/21 to be
repurchased at USD 1,010,968,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,000,000 and
$970,000, respectively) ........ USD 1,011 1,011,250
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/30/21 to be
repurchased at USD 1,775,842,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 1,600,000 and
$1,703,680, respectively) ...... 1,776 1,776,000
BNP Paribas SA, (0.08)%, Open
(Purchased on 10/04/21 to be
repurchased at USD 1,317,526,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,300,000 and
$1,261,000, respectively) ...... 1,318 1,317,875
BNP Paribas SA, (0.03)%, Open
(Purchased on 08/05/21 to be
repurchased at USD 4,870,320,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,733,579, respectively) ...... 4,870 4,869,594

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 1,692,676, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 1,500,000 and $1,822,659,
respectively) ............... EUR 1,696 $ 1,905,073
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
1,573,726, collateralized by MMS
USA Holdings, Inc., 1.25%, due
at 06/13/28, par and fair value of
EUR 1,500,000 and $1,717,783,
respectively) ............... 1,576 1,770,934
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
10/06/21 to be repurchased at EUR
101,789, collateralized by Intrum AB,
3.50%, due at 07/15/26, par and fair
value of EUR 100,000 and $111,222,
respectively) ............... 102 114,678
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
12/08/21 to be repurchased at EUR
1,354,726, collateralized by Intrum
AB, 3.50%, due at 07/15/26, par
and fair value of EUR 1,332,000 and
$1,481,471, respectively) ...... 1,357 1,523,970
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
12/08/21 to be repurchased at
EUR 3,440,478, collateralized
by ams -OSRAM AG, 6.00%, due
at 07/31/25, par and fair value of
EUR 3,200,000 and $3,756,817,
respectively) ............... 3,445 3,870,097
Citigroup Global Markets, Inc.,
(0.25)%, Open (Purchased on
01/25/22 to be repurchased at
USD 2,487,396, collateralized by
Community Health Systems, Inc.,
6.13%, due at 04/01/30, par and
fair value of USD 2,500,000 and
$2,380,513, respectively) ...... USD 2,488 2,487,500
Goldman Sachs International,
(0.90)%, Open (Purchased on
12/08/21 to be repurchased at
EUR 2,530,107, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,780,539,
respectively) ............... EUR 2,534 2,846,766
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 735,549, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $799,953,
respectively) ............... 738 829,561
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(1.45)%, Open (Purchased on
11/25/21 to be repurchased at EUR
1,786,665, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$1,976,370, respectively) ...... EUR 1,789 $ 2,010,381
J.P. Morgan Securities plc,
(1.45)%, Open (Purchased on
11/25/21 to be repurchased at EUR
1,786,665, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$1,976,371, respectively) ...... 1,789 2,010,381
J.P. Morgan Securities plc,
(0.90)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 862,047, collateralized by
ams -OSRAM AG, 6.00%, due
at 07/31/25, par and fair value
of EUR 800,000 and $939,204,
respectively) ............... 864 970,292
J.P. Morgan Securities plc,
(0.90)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 2,516,099, collateralized
by ams -OSRAM AG, 6.00%, due
at 07/31/25, par and fair value of
EUR 2,335,000 and $2,741,302,
respectively) ............... 2,521 2,832,041
J.P. Morgan Securities plc,
(0.88)%, Open (Purchased on
12/03/21 to be repurchased at
EUR 3,718,397, collateralized by
Intesa Sanpaolo SpA , 0.75%, due
at 03/16/28, par and fair value of
EUR 3,700,000 and $4,061,251,
respectively) ............... 3,724 4,183,867
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
01/19/22 to be repurchased at EUR
1,390,284, collateralized by Danone
SA, 1.00%, par and fair value of
EUR 1,400,000 and $1,552,949,
respectively)
(j)
.............. 1,391 1,562,371
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
01/18/22 to be repurchased at EUR
496,656, collateralized by Danone
SA, 1.00%, par and fair value
of EUR 500,000 and $554,624,
respectively)
(j)
.............. 497 558,136
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
01/18/22 to be repurchased at EUR
1,924,674, collateralized by Telia
Co. AB, 1.37%, due at 05/11/81, par
and fair value of EUR 1,900,000 and
$2,120,680, respectively) ...... 1,925 2,162,923

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
01/20/22 to be repurchased at
EUR 2,808,980, collateralized by
Raiffeisen Bank International AG,
1.37%, due at 06/17/33, par and
fair value of EUR 2,900,000 and
$3,090,811, respectively) ...... EUR 2,810 $ 3,156,616
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
1,629,089, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 1,500,000 and $1,764,967,
respectively) ............... 1,632 1,833,234
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 1,646,445, collateralized by
Vodafone Group plc, 1.88%, due
at 11/20/29, par and fair value of
EUR 1,500,000 and $1,802,160,
respectively) ............... 1,649 1,852,766
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 1,627,741, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par and
fair value of EUR 1,500,000 and
$1,754,604, respectively) ...... 1,630 1,831,718
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
10/19/21 to be repurchased at EUR
2,118,720, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 2,100,000 and
$2,354,809, respectively) ...... 2,124 2,386,258
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
09/27/21 to be repurchased at EUR
1,792,003, collateralized by Allianz
SE, 2.60%, par and fair value of
EUR 1,800,000 and $1,900,877,
respectively)
(j)
.............. 1,798 2,019,419
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
12/07/21 to be repurchased at
EUR 795,046, collateralized by
Cellnex Finance Co. SA, 1.50%,
due at 06/08/28, par and fair value
of EUR 800,000 and $862,139,
respectively) ............... 796 894,392
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
12/07/21 to be repurchased at
EUR 2,188,913, collateralized by
Cellnex Finance Co. SA, 1.50%,
due at 06/08/28, par and fair value
of EUR 2,200,000 and $2,370,883,
respectively) ............... 2,192 2,462,371
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
1,595,515, collateralized by EDP
Finance BV, 1.50%, due at 11/22/27,
par and fair value of EUR 1,500,000
and $1,765,686, respectively) ... EUR 1,598 $ 1,795,453
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
11/25/21 to be repurchased at EUR
5,877,968, collateralized by Orange
SA, 1.37%, par and fair value of
EUR 6,000,000 and $6,454,220,
respectively)
(j)
.............. 5,887 6,613,975
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 1,101,939, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,195,662,
respectively) ............... 1,104 1,239,917
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
11/25/21 to be repurchased at
EUR 734,344, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 747,000 and $796,753,
respectively) ............... 735 826,243
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/28/21 to be repurchased at USD
1,703,451, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 1,550,000
and $1,620,649, respectively) ... USD 1,705 1,705,000
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
01/13/22 to be repurchased at
USD 891,533, collateralized by
Freeport-McMoRan, Inc., 5.40%,
due at 11/14/34, par and fair value
of USD 743,000 and $858,068,
respectively) ............... 892 891,600
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
01/24/22 to be repurchased at USD
2,117,771, collateralized by Gap,
Inc. (The), 3.88%, due at 10/01/31,
par and fair value of USD 2,250,000
and $2,088,045, respectively) ... 2,118 2,117,813
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
01/13/22 to be repurchased at
USD 913,844, collateralized by
Freeport-McMoRan, Inc., 5.45%,
due at 03/15/43, par and fair value
of USD 743,000 and $873,954,
respectively) ............... 914 913,890

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.85)%, Open
(Purchased on 01/10/22 to be
repurchased at EUR 720,436,
collateralized by Nobian Finance
BV, 3.63%, due at 07/15/26, par
and fair value of EUR 716,000 and
$768,736, respectively) ........ EUR 721 $ 809,804
RBC Europe Ltd., (0.85)%, Open
(Purchased on 12/03/21 to be
repurchased at EUR 696,521,
collateralized by Cellnex Finance
Co. SA, 1.50%, due at 06/08/28, par
and fair value of EUR 700,000 and
$754,372, respectively) ........ 698 783,670
Total Borrowed Bond Agreements — 8.0%
(Cost: $135,939,987) ............................. 135,359,499
Shares
Shares
Money Market Funds — 11.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(s)(t)
.... 194,247,293 194,247,293
Total Money Market Funds — 11.6%
(Cost: $194,247,293) ............................. 194,247,293
Total Short-Term Securities — 19.6%
(Cost: $330,187,280) ............................. 329,606,792
Total Options Purchased — 0.4%
(Cost: $10,250,650 ) .............................. 7,708,122
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 106.4%
(Cost: $1,906,907,283) ........................... 1,789,285,533
Total Options Written — (0.1)%
(Premiums Received — $3,797,389) .................. (2,948,272)
Par (000)
Pa r (000)
Borrowed Bonds — (7.6)%
Corporate Bonds — (7.3)%
Austria — (0.6)%
Ams -OSRAM AG, 6.00% ,  07/31/25 .. 6,335 (7,437,323)
Raiffeisen Bank International AG,
(EURIBOR Swap Rate 5 Year +
1.60%), 1.37% ,  06/17/33
(b)
..... 2,900 (3,090,811)
(10,528,134)
Belgium — (0.2)%
Telenet Finance Luxembourg Notes
Sarl , 3.50% ,  03/01/28 ......... 3,400 (3,859,264)
France — (1.1)%
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,701,622)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.94%), 4.50%
(b)(j)
..... USD 1,780 (1,687,440)
Cie de Saint-Gobain, 1.88% ,  03/15/31 EUR 1,500 (1,822,659)
Danone SA, (EUR Swap Annual 5 Year
+ 1.27%), 1.00%
(b)(j)
.......... 1,900 (2,107,573)
Engie SA, (EUR Swap Annual 5 Year +
1.88%), 1.50%
(b)(j)
........... 1,900 (2,081,191)
Security
Par (000)
Par (000) Value
France (continued)
MMS USA Holdings, Inc.,
1.25% ,  06/13/28 ............ EUR 1,500 $ (1,717,783)
Orange SA, (EUR Swap Annual 5 Year
+ 1.49%), 1.37%
(b)(j)
.......... 6,000 (6,454,220)
(17,572,488)
Germany — (0.3)%
Allianz SE, (EUR Swap Annual 5 Year +
2.58%), 2.60%
(b)(j)
........... 1,800 (1,900,877)
Infineon Technologies AG,
2.00% ,  06/24/32 ............ 1,500 (1,784,830)
Volkswagen International Finance NV,
1.63% ,  01/16/30 ............ 1,500 (1,754,604)
(5,440,311)
Ireland — (0.6)%
eircom Finance DAC
2.63% ,  02/15/27 ............ 4,418 (4,712,254)
3.50% ,  05/15/26 ............ 2,500 (2,780,539)
Ryanair DAC, 0.88% ,  05/25/26 ..... 2,100 (2,354,809)
(9,847,602)
Italy — (0.2)%
Intesa Sanpaolo SpA , 0.75% ,  03/16/28 3,700 (4,061,251)
Luxembourg — (0.2)%
SES SA, 2.00% ,  07/02/28 ........ 3,400 (3,952,741)
Netherlands — (0.2)%
Nobian Finance BV, 3.63% ,  07/15/26 2,905 (3,118,965)
Portugal — (0.2)%
EDP - Energias de Portugal SA, Series
NC5., (EUR Swap Annual 5 Year +
1.89%), 1.50% ,  03/14/82
(b)
..... 1,100 (1,167,742)
EDP Finance BV, 1.50% ,  11/22/27 .. 1,500 (1,765,686)
(2,933,428)
Spain — (0.4)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... 2,600 (2,855,943)
Cellnex Finance Co. SA,
1.50% ,  06/08/28 ............ 3,700 (3,987,394)
(6,843,337)
Sweden — (0.5)%
Intrum AB, 3.50% ,  07/15/26 ....... 4,899 (5,448,744)
Telia Co. AB, (EUR Swap Annual 5 Year
+ 1.72%), 1.37% ,  05/11/81
(b)
.... 1,900 (2,120,680)
(7,569,424)
United Kingdom — (0.6)%
easyJet FinCo . BV, 1.88% ,  03/03/28 . 3,400 (3,821,869)
Standard Chartered plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.14%), 4.30%
(b)(j)
USD 1,800 (1,683,000)
Vodafone Group plc, 1.88% ,  11/20/29 EUR 1,500 (1,802,160)
Wheel Bidco Ltd., 6.75% ,  07/15/26 .. GBP 300 (396,409)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ EUR 1,500 (1,764,967)
(9,468,405)
United States — (2.2)%
ASP Unifrax Holdings, Inc.,
7.50% ,  09/30/29
(a)
........... USD 1,000 (968,750)
CCO Holdings LLC, 4.50% ,  05/01/32 1,850 (1,782,937)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. 1,550 (1,620,649)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CommScope Technologies LLC,
6.00% ,  06/15/25
(a)
........... USD 2,000 $ (1,948,023)
CommScope , Inc., 8.25% ,  03/01/27
(a)
2,000 (1,956,760)
Community Health Systems, Inc.,
6.13% ,  04/01/30
(a)
........... 2,500 (2,380,513)
CSC Holdings LLC, 4.50% ,  11/15/31
(a)
1,000 (931,740)
Freeport-McMoRan, Inc.
5.40% ,  11/14/34 ............ 743 (858,068)
5.45% ,  03/15/43 ............ 743 (873,954)
Gap, Inc. (The), 3.88% ,  10/01/31
(a)
.. 2,250 (2,088,045)
HCA, Inc., 3.50% ,  09/01/30 ....... 4,848 (4,825,651)
Mozart Debt Merger Sub, Inc.,
5.25% ,  10/01/29
(a)
........... 2,000 (1,945,000)
NRG Energy, Inc., 3.88% ,  02/15/32
(a)
4,000 (3,761,000)
Sprint Capital Corp., 6.88% ,  11/15/28 1,850 (2,200,575)
Uber Technologies, Inc.
(a)
4.50% ,  08/15/29 ............ 4,950 (4,801,500)
7.50% ,  09/15/27 ............ 1,600 (1,703,680)
Yum! Brands, Inc., 3.63% ,  03/15/31 . 2,000 (1,890,280)
(36,537,125)
Total Corporate Bonds — (7.3)%
(Proceeds: $126,934,653) ......................... (121,732,475)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes, 0.25% ,  05/31/25 USD 4,925 $ (4,733,579)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $4,908,019) ........................... (4,733,579)
Total Borrowed Bonds — (7.6)%
(Proceeds: $131,842,672) .........................
(126,466,054)
Investments Sold Short — (0.1)%
Corporate Bonds — (0.1)%
United States — (0.1)%
CommScope Technologies LLC, 6.00%
,
06/15/25 ................. 1,000 (974,012)
CSC Holdings LLC, 4.50%
,
11/15/31 . 1,000 (931,740)
(1,905,752)
Total Corporate Bonds — (0.1)%
(Proceeds: $1,902,500) ........................... (1,905,752)
Total Investments Sold Short — (0.1)%
(Proceeds: $1,902,500 ) ........................... (1,905,752)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.6%
(Cost: $1,769,364,722) ........................... 1,657,965,455
Other Assets Less Liabilities — 1.4% ................... 22,712,391
Net Assets — 100.0% .............................. $ 1,680,677,846
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,676,848, representing 0.10% of its net assets as of period end, and an original cost of $1,983,591.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Annualized 7-day yield as of period end.
(t)
Affiliate of the Fund.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 92,834,893 $ 101,412,400 $ — $ — $ — $ 194,247,293 194,247,293 $ 4,261 $ —
— —
(a)
Represents net amount purchased (sold).

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 55 03/08/22 $ 8,171 $ (72,002)
Short Contracts
Euro-Bund .............................................................. 157 03/08/22 29,828 694,836
NASDAQ 100 E-Mini Index ................................................... 9 03/18/22 2,683 (135,739)
Russell 2000 E-Mini Index .................................................... 100 03/18/22 10,122 664,997
U.S. Treasury 10 Year Note ................................................... 288 03/22/22 36,864 523,112
U.S. Treasury Long Bond .................................................... 65 03/22/22 10,112 292,955
Long Gilt ............................................................... 7 03/29/22 1,148 9,144
U.S. Treasury 5 Year Note .................................................... 31 03/31/22 3,697 10,857
2,060,162
$ 1,988,160
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 242,261 JPY 27,697,000 Royal Bank of Canada 02/02/22 $ 1,585
EUR 2,674,958 USD 3,001,239 Goldman Sachs International 03/16/22 6,666
USD 13,412,727 CHF 12,309,774 Deutsche Bank AG 03/16/22 113,466
USD 3,549,801 EUR 3,137,000 Bank of America NA 03/16/22 22,346
USD 94,189 EUR 83,000 Barclays Bank plc 03/16/22 858
USD 204,396 EUR 181,000 BNP Paribas SA 03/16/22 867
USD 301,147,791 EUR 266,178,580 Citibank NA 03/16/22 1,838,601
USD 5,285,549 EUR 4,672,444 Deutsche Bank AG 03/16/22 31,537
USD 1,142,818 EUR 1,007,000 Goldman Sachs International 03/16/22 10,479
USD 73,302,479 EUR 64,730,000 JPMorgan Chase Bank NA 03/16/22 515,691
USD 194,840,126 EUR 172,245,711 Morgan Stanley & Co. International plc 03/16/22 1,155,404
USD 902,723 GBP 667,000 Bank of America NA 03/16/22 5,899
USD 1,128,234 GBP 834,000 Morgan Stanley & Co. International plc 03/16/22 6,868
USD 222,846 JPY 25,267,000 Bank of America NA 03/16/22 3,200
USD 715,500 JPY 81,004,046 Goldman Sachs International 03/16/22 11,331
3,724,798
EUR 5,791,892 USD 6,562,440 Bank of America NA 03/16/22 (49,645)
USD 2,353,456 GBP 1,770,000 Deutsche Bank AG 03/16/22 (26,422)
USD 14,732,449 GBP 11,109,394 JPMorgan Chase Bank NA 03/16/22 (204,842)
USD 63,953,212 GBP 48,384,158 Morgan Stanley & Co. International plc 03/16/22 (1,102,386)
(1,383,295)
$ 2,341,503
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Devon Energy Corp. .......................... 250 02/18/22 USD 55.00 USD 1,264 $ 33,625
Discovery, Inc. ............................. 500 02/18/22 USD 30.00 USD 1,396 35,250
EURO STOXX 50 Index ....................... 310 02/18/22 EUR 4,400.00 EUR 12,941 17,413
EURO STOXX 50 Index ....................... 348 02/18/22 EUR 4,300.00 EUR 14,528 77,997
EURO STOXX 50 Index ....................... 653 02/18/22 EUR 4,500.00 EUR 27,260 10,271
Freeport-McMoRan, Inc. ....................... 850 02/18/22 USD 44.00 USD 3,164 13,175
Telecom Italia SpA ........................... 9,788 02/18/22 EUR 0.50 EUR 4,074 82,472

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Xerox Holdings Corp. ......................... 500 02/18/22 USD 25.00 USD 1,056 $ 5,000
Altice USA, Inc. ............................. 808 03/18/22 USD 25.00 USD 1,165 8,080
Devon Energy Corp. .......................... 300 03/18/22 USD 60.00 USD 1,517 37,800
Diamondback Energy, Inc. ...................... 120 03/18/22 USD 135.00 USD 1,514 77,400
EURO STOXX 50 Index ....................... 282 03/18/22 EUR 4,600.00 EUR 11,772 7,287
EURO STOXX 50 Index ....................... 282 03/18/22 EUR 4,300.00 EUR 11,772 155,872
EURO STOXX Bank Index ..................... 3,056 03/18/22 EUR 105.00 EUR 16,266 854,024
U.S. Treasury 10 Year Note ..................... 168 03/25/22 USD 129.00 USD 16,800 84,000
Devon Energy Corp. .......................... 234 04/14/22 USD 55.00 USD 1,183 73,125
Devon Energy Corp. .......................... 235 04/14/22 USD 50.00 USD 1,188 120,438
Discovery, Inc. ............................. 750 04/14/22 USD 42.50 USD 2,093 28,500
EURO STOXX 50 Index ....................... 201 04/14/22 EUR 4,500.00 EUR 8,391 41,775
Ovintiv , Inc. ................................ 180 04/14/22 USD 45.00 USD 698 31,950
Sabre Corp. ............................... 500 04/14/22 USD 13.00 USD 458 9,500
Western Digital Corp. ......................... 1,000 04/14/22 USD 80.00 USD 5,174 15,500
Xerox Holdings Corp. ......................... 500 04/14/22 USD 30.00 USD 1,056 10,000
Carrefour SA ............................... 1,355 06/17/22 EUR 20.00 EUR 2,293 70,025
Cellnex Telecom SA .......................... 1,036 06/17/22 EUR 60.00 EUR 4,175 11,057
Discovery, Inc. ............................. 350 06/17/22 USD 45.00 USD 977 19,075
easyJet plc ................................ 189 06/17/22 GBP 7.50 GBP 1,389 91,347
Electricite de France SA ....................... 2,851 06/17/22 EUR 13.00 EUR 2,423 3,203
iShares China Large-Cap ETF ................... 500 06/17/22 USD 45.00 USD 1,897 19,000
S&P 500 Index ............................. 33 06/17/22 USD 4,900.00 USD 14,901 143,385
S&P 500 Index ............................. 33 06/17/22 USD 4,600.00 USD 14,901 518,925
Xerox Holdings Corp. ......................... 250 07/15/22 USD 30.00 USD 528 3,750
Cellnex Telecom SA .......................... 791 09/16/22 EUR 54.00 EUR 3,188 44,877
iShares China Large-Cap ETF ................... 500 09/16/22 USD 45.00 USD 1,897 40,250
S&P 500 Index ............................. 136 01/20/23 USD 6,000.00 USD 61,411 102,000
2,897,348
Put
Invesco QQQ Trust 1 ......................... 325 02/02/22 USD 325.00 USD 11,799 813
iShares Russell 2000 ETF ...................... 250 02/02/22 USD 183.00 USD 5,031 1,250
iShares Russell 2000 ETF ...................... 300 02/02/22 USD 185.00 USD 6,037 2,250
iShares Russell 2000 ETF ...................... 400 02/02/22 USD 182.00 USD 8,050 1,800
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 02/04/22 USD 83.50 USD 6,353 16,125
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,650 02/04/22 USD 84.00 USD 13,976 52,800
iShares Russell 2000 ETF ...................... 400 02/04/22 USD 180.00 USD 8,050 5,400
SPDR S&P 500 ETF Trust ...................... 200 02/04/22 USD 420.00 USD 8,998 4,700
CommScope Holding Co., Inc. ................... 350 02/18/22 USD 8.00 USD 329 7,875
Invesco QQQ Trust 1 ......................... 550 02/18/22 USD 325.00 USD 19,968 81,125
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 02/18/22 USD 84.00 USD 4,235 35,750
iShares JP Morgan USD Emerging Markets Bond ETF .. 650 02/18/22 USD 102.00 USD 6,850 17,875
iShares Russell 2000 ETF ...................... 125 02/18/22 USD 190.00 USD 2,516 31,250
iShares Russell 2000 ETF ...................... 200 02/18/22 USD 195.00 USD 4,025 74,000
iShares Russell 2000 ETF ...................... 250 02/18/22 USD 180.00 USD 5,031 52,875
Tesla, Inc. ................................. 50 02/18/22 USD 650.00 USD 4,684 8,275
U.S. Treasury 10 Year Note ..................... 130 02/18/22 USD 126.00 USD 13,000 10,156
U.S. Treasury 5 Year Note ...................... 125 02/18/22 USD 118.25 USD 12,500 10,742
American Airlines Group, Inc. .................... 2,750 03/18/22 USD 10.00 USD 4,529 20,625
Avaya Holdings Corp. ......................... 650 03/18/22 USD 15.00 USD 1,184 35,750
Invesco QQQ Trust 1 ......................... 110 03/18/22 USD 300.00 USD 3,994 21,340
iShares iBoxx High Yield Corporate Bond ETF ........ 1,000 03/18/22 USD 82.00 USD 8,470 78,000
iShares Russell 2000 ETF ...................... 150 03/18/22 USD 175.00 USD 3,019 31,050
iShares Russell 2000 ETF ...................... 175 03/18/22 USD 180.00 USD 3,522 47,775
S&P 500 Index ............................. 30 03/18/22 USD 4,100.00 USD 13,547 130,200
S&P 500 Index ............................. 31 03/18/22 USD 4,500.00 USD 13,998 414,625
S&P 500 Index ............................. 33 03/18/22 USD 4,200.00 USD 14,901 189,090
Seagate Technology Holdings plc ................. 500 03/18/22 USD 80.00 USD 5,358 30,000
SPDR S&P Oil & Gas Exploration & Production ETF .... 898 03/18/22 USD 80.00 USD 9,573 67,799
Tesla, Inc. ................................. 40 03/18/22 USD 575.00 USD 3,747 14,900
Uber Technologies, Inc. ....................... 650 03/18/22 USD 25.00 USD 2,431 16,900
Uber Technologies, Inc. ....................... 850 03/18/22 USD 20.00 USD 3,179 5,950

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. .................... 350 03/18/22 USD 25.00 USD 1,501 $ 4,025
American Airlines Group, Inc. .................... 2,500 04/14/22 USD 8.00 USD 4,118 23,750
Invesco QQQ Trust 1 ......................... 210 04/14/22 USD 350.00 USD 7,624 268,905
Invesco QQQ Trust 1 ......................... 210 04/14/22 USD 300.00 USD 7,624 76,545
Invesco Senior Loan ETF ...................... 3,200 04/14/22 USD 20.00 USD 7,034 24,000
iShares Russell 2000 ETF ...................... 150 04/14/22 USD 175.00 USD 3,019 49,200
Pitney Bowes, Inc. ........................... 150 04/14/22 USD 5.00 USD 92 3,375
Pitney Bowes, Inc. ........................... 450 04/14/22 USD 6.00 USD 277 27,000
S&P 500 Index ............................. 51 04/14/22 USD 4,000.00 USD 23,029 285,345
Sabre Corp. ............................... 350 04/14/22 USD 5.00 USD 320 4,200
Uber Technologies, Inc. ....................... 500 04/14/22 USD 25.00 USD 1,870 21,000
American Airlines Group, Inc. .................... 2,500 05/20/22 USD 8.00 USD 4,118 40,000
S&P 500 Index ............................. 33 06/17/22 USD 4,100.00 USD 14,901 402,765
2,749,175
$ 5,646,523
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Liberty Global plc ......... Citibank NA 156,497 06/17/22 USD 37.00 USD 4,244 $ 318,498
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.37.V1 Quarterly Deutsche Bank AG 02/16/22 USD 0.65 USD 50,000 $ 45,701
Bought Protection on
5-Year Credit Default
Swap 1.00 Quarterly CDX.NA.IG.37.V1 Quarterly Deutsche Bank AG 02/16/22 USD 0.68 USD 25,000 16,500
Bought Protection on
5-Year Credit Default
Swap 1.00 Quarterly CDX.NA.IG.37.V1 Quarterly Deutsche Bank AG 02/16/22 USD 0.70 USD 50,000 26,291
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Credit Suisse
International 03/16/22 USD 104.00 USD 10,000 77,700
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 02/16/22 USD 104.00 USD 5,000 9,739
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly BNP Paribas SA 03/16/22 USD 105.00 USD 10,000 86,370
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 02/16/22 USD 106.00 USD 10,000 53,121
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 02/16/22 USD 106.00 USD 12,500 66,401
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 02/16/22 USD 107.00 USD 10,000 90,506
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 03/16/22 EUR 300.00 EUR 29,100 346,083

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 03/16/22 EUR 300.00 EUR 36,500 $ 434,090
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 03/16/22 EUR 325.00 EUR 29,100 246,245
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Bank of America NA 03/16/22 EUR 350.00 EUR 29,000 179,206
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 02/16/22 EUR 400.00 EUR 72,700 46,434
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 02/16/22 EUR 400.00 EUR 29,300 18,714
$ 1,743,101
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Discovery, Inc. .............................. 500 02/18/22 USD 35.00 USD 1,396 $ (10,750)
Freeport-McMoRan, Inc. ........................ 850 02/18/22 USD 48.00 USD 3,164 (4,675)
Telecom Italia SpA ............................ 9,788 02/18/22 EUR 0.60 EUR 4,074 (175,941)
EURO STOXX 50 Index ........................ 564 03/18/22 EUR 4,450.00 EUR 23,545 (76,669)
EURO STOXX Bank Index ...................... 3,056 03/18/22 EUR 115.00 EUR 16,266 (184,538)
Cellnex Telecom SA ........................... 1,036 06/17/22 EUR 66.00 EUR 4,175 (9,311)
easyJet plc ................................. 189 06/17/22 GBP 9.00 GBP 1,389 (27,178)
S&P 500 Index .............................. 66 06/17/22 USD 4,750.00 USD 29,803 (579,810)
Cellnex Telecom SA ........................... 791 09/16/22 EUR 60.00 EUR 3,188 (20,884)
iShares China Large-Cap ETF .................... 500 09/16/22 USD 50.00 USD 1,897 (14,000)
(1,103,756)
Put
iShares Russell 2000 ETF ....................... 300 02/02/22 USD 165.00 USD 6,037 (600)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,650 02/04/22 USD 81.00 USD 13,976 (9,900)
iShares Russell 2000 ETF ....................... 400 02/04/22 USD 160.00 USD 8,050 (800)
SPDR S&P 500 ETF Trust ....................... 200 02/04/22 USD 400.00 USD 8,998 (1,100)
iShares JP Morgan USD Emerging Markets Bond ETF ... 650 02/18/22 USD 97.00 USD 6,850 (10,400)
iShares Russell 2000 ETF ....................... 200 02/18/22 USD 175.00 USD 4,025 (14,000)
iShares Russell 2000 ETF ....................... 250 02/18/22 USD 160.00 USD 5,031 (5,750)
Tesla, Inc. .................................. 50 02/18/22 USD 500.00 USD 4,684 (2,100)
iShares iBoxx High Yield Corporate Bond ETF ......... 1,000 03/18/22 USD 77.00 USD 8,470 (30,500)
S&P 500 Index .............................. 30 03/18/22 USD 3,900.00 USD 13,547 (75,750)
S&P 500 Index .............................. 31 03/18/22 USD 4,350.00 USD 13,998 (270,165)
S&P 500 Index .............................. 33 03/18/22 USD 4,000.00 USD 14,901 (108,900)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 898 03/18/22 USD 70.00 USD 9,573 (27,389)
Tesla, Inc. .................................. 40 03/18/22 USD 400.00 USD 3,747 (3,300)
S&P 500 Index .............................. 51 04/14/22 USD 3,800.00 USD 23,029 (185,640)
Carrefour SA ................................ 1,355 06/17/22 EUR 14.00 EUR 2,293 (65,458)
S&P 500 Index .............................. 33 06/17/22 USD 3,900.00 USD 14,901 (289,740)
(1,101,492)
$ (2,205,248)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Liberty Global plc ............ Citibank NA 156,497 06/17/22 USD 44.00 USD 4,244 $ (8,038)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit
Default Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly
Goldman Sachs
International 02/16/22 NR EUR 262.50 EUR 21,800 $ (22,679)
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.37.V1 Quarterly 1.00 % Quarterly
JPMorgan Chase
Bank NA 02/16/22 NR USD 0.75 USD 50,000 (16,047)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.37.V1 Quarterly 1.00 Quarterly Deutsche Bank AG 02/16/22 NR USD 0.80 USD 50,000 (10,535)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.37.V1 Quarterly 1.00 Quarterly Deutsche Bank AG 02/16/22 NR USD 0.85 USD 50,000 (7,460)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Credit Suisse
International 03/16/22 NR USD 98.00 USD 10,000 (15,000)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Bank of America
NA 02/16/22 NR USD 101.00 USD 10,000 (5,888)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 02/16/22 NR USD 103.00 USD 10,000 (12,494)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 02/16/22 NR EUR 300.00 EUR 21,800 (128,271)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly
Bank of America
NA 03/16/22 NR EUR 375.00 EUR 29,100 (134,370)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly Barclays Bank plc 03/16/22 NR EUR 375.00 EUR 36,500 (168,540)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly Barclays Bank plc 03/16/22 NR EUR 375.00 EUR 29,100 (134,370)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly
Bank of America
NA 03/16/22 NR EUR 425.00 EUR 29,000 (79,332)
(712,307)
$ (734,986)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (202,208) $ (167,190) $ (35,018)
ITRAXX.FINSUB.36.V1 ............... 1.00 Quarterly 12/20/26 EUR 79,592 1,025,501 718,635 306,866
$ 823,293 $ 551,445 $ 271,848
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00% 0 12/20/26 NR USD 29,300 $ (2,198,026) $ (2,536,780) $ 338,754
ITRAXX.EUR.
CROSSOVER.36.V1 . 5.00 0 12/20/26 NR EUR 23,729 (2,536,060) (2,974,672) 438,612
$ (4,734,086) $ (5,511,452) $ 777,366
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 9,957 $ — $ 9,957
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (8,870) — (8,870)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 6,377 — 6,377
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (6,325) — (6,325)
$ 1,139 $ — $ 1,139
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Credit Suisse International 03/20/22 EUR 1,700 $ (20,962) $ (2,784) $ (18,178)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 2,480 (62,164) (8,052) (54,112)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/22 USD 3,000 (19,224) 302,096 (321,320)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 3,350 (66,218) (46,785) (19,433)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 06/20/22 EUR 5,090 (89,525) (67,382) (22,143)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 875 (6,588) 21,418 (28,006)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 (12,423) 36,449 (48,872)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 (7,529) 33,388 (40,917)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 (37,606) (1,303) (36,303)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 1,650 (37,606) 2,908 (40,514)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (38,791) 17,647 (56,438)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (58,786) 16,986 (75,772)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 4,740 (79,942) (109,002) 29,060
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,480 (158,454) (115,747) (42,707)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,398 (149,633) (103,712) (45,921)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Cable & Wireless International
Finance BV ........... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 1,434 $ (153,496) $ (112,676) $ (40,820)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 860 (541) (9,219) 8,678
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 3,725 192,929 53,272 139,657
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (25,676) 13,072 (38,748)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (308,548) (187,639) (120,909)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 3,224 169,409 (166,185)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 39,430 (564,857) 459,056 (1,023,913)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 (59,326) (27,582) (31,744)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (118,653) (119,363) 710
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 500 38,338 4,511 33,827
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,090 (692,322) (501,603) (190,719)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,290 (895,448) (699,686) (195,762)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,000 85,399 171,163 (85,764)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (187,852) (96,123) (91,729)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (125,235) (64,092) (61,143)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (26,421) 22,719 (49,140)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,150 (57,613) (29,065) (28,548)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,000 (80,391) (39,599) (40,792)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5,000 (133,985) (72,648) (61,337)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,000 (107,188) (39,344) (67,844)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 72,005 377,830 (305,825)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 (265,013) 844,212 (1,109,225)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,710 (20,404) 32,960 (53,364)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (20,285) 26,296 (46,581)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,250 (72,394) 205,813 (278,207)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (20,441) 66,606 (87,047)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (17,034) 72,961 (89,995)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (73,672) 245,477 (319,149)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (16,738) 36,175 (52,913)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (16,738) 36,175 (52,913)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 2,360 79,588 117,603 (38,015)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,375 46,370 85,644 (39,274)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,200 74,192 162,859 (88,667)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 1,437 (213,654) (233,318) 19,664
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,050 (78,572) (5,401) (73,171)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 (108,759) 217,145 (325,904)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 5,130 (928,266) (728,256) (200,010)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (59,367) (39,543) (19,824)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (59,367) (31,284) (28,083)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,650 (62,098) 73,376 (135,474)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,750 171,931 163,732 8,199
ADLER Real Estate AG ..... 5.00 Quarterly Credit Suisse International 12/20/26 EUR 1,000 60,700 60,029 671
ADLER Real Estate AG ..... 5.00 Quarterly Credit Suisse International 12/20/26 EUR 2,000 121,400 157,910 (36,510)
ArcelorMittal SA ........... 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,500 (671,941) (654,251) (17,690)
BASF SE ............... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,500 (135,910) (137,151) 1,241
Carlsberg Breweries A/S ..... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 9,400 (369,590) (348,842) (20,748)
Carrefour SA ............. 1.00 Quarterly Citibank NA 12/20/26 EUR 3,700 20,569 10,077 10,492
Carrefour SA ............. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 4,500 25,016 12,122 12,894
Cellnex Telecom SA ........ 5.00 Quarterly BNP Paribas SA 12/20/26 EUR 3,750 (693,843) (673,749) (20,094)
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 17,550 (3,247,187) (3,565,580) 318,393
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 6,410 (58,579) (82,606) 24,027
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 3,700 (33,813) (40,916) 7,103
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/26 USD 3,250 (6,742) (2,989) (3,753)
DISH DBS Corp. .......... 5.00 Quarterly Citibank NA 12/20/26 USD 2,000 (1,161) 5,875 (7,036)
ELO SACA .............. 1.00 Quarterly Citibank NA 12/20/26 EUR 1,900 44,034 27,691 16,343
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 3,500 (722,299) (704,545) (17,754)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 6,000 (71,139) (47,185) (23,954)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/26 USD 2,800 2,577 6,419 (3,842)
ITV plc ................. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 3,700 (769,248) (773,023) 3,775
J.P. Morgan Structured Products
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 3,210 102,269 60,528 41,741

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
LANXESS AG ............ 1.00 % Quarterly Deutsche Bank AG 12/20/26 EUR 7,500 $ (137,675) $ (154,986) $ 17,311
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/26 EUR 13,680 (251,119) (364,059) 112,940
Next Group plc ........... 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 10,299 (72,901) (132,685) 59,784
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 12/20/26 JPY 398,000 (7,056) (5,024) (2,032)
Renault SA .............. 1.00 Quarterly Bank of America NA 12/20/26 EUR 5,850 306,263 304,743 1,520
Renault SA .............. 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 1,850 96,852 94,300 2,552
Renault SA .............. 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 1,850 96,852 94,300 2,552
Rite Aid Corp. ............ 5.00 Quarterly Barclays Bank plc 12/20/26 USD 1,000 191,693 183,715 7,978
SES SA ................ 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 6,190 (5,214) (97,325) 92,111
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 94,895 77,050 72,142 4,908
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 190,000 154,271 154,670 (399)
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 190,000 154,271 149,232 5,039
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/26 JPY 946,456 768,477 536,671 231,806
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/26 USD 2,000 (7,704) 7,370 (15,074)
Stellantis NV ............. 5.00 Quarterly BNP Paribas SA 12/20/26 EUR 1,850 (390,730) (379,131) (11,599)
Stellantis NV ............. 5.00 Quarterly BNP Paribas SA 12/20/26 EUR 1,850 (390,730) (379,131) (11,599)
Stellantis NV ............. 5.00 Quarterly Citibank NA 12/20/26 EUR 3,700 (781,460) (775,322) (6,138)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 3,700 (781,460) (785,087) 3,627
Telenor ASA ............. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 7,500 (310,438) (303,559) (6,879)
Telia Co. AB ............. 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 7,500 (270,575) (275,763) 5,188
United States Steel Corp. .... 5.00 Quarterly Citibank NA 12/20/26 USD 2,000 (82,492) (124,530) 42,038
Valeo .................. 1.00 Quarterly Citibank NA 12/20/26 EUR 3,700 96,894 78,601 18,293
$ – $ – $ –
$ (13,603,647) $ (8,193,294) $ (5,410,353)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 1,000 $ 117,068 $ 93,473 $ 23,595
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/24 NR USD 4,900 526,475 391,276 135,199
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 12/20/24 BBB- USD 14,150 1,954,576 1,703,397 251,179
Carrefour SA ......... 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB EUR 4,870 69,925 68,764 1,161
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 39,430 819,888 21,266 798,622
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 NR EUR 1,830 (122,558) (12,971) (109,587)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 NR EUR 520 (34,825) 8,727 (43,552)
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,000 24,088 11,880 12,208
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,000 24,088 9,888 14,200
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 750 81,585 73,398 8,187
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 441,042 (482,825) 923,867
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,300 190,079 160,164 29,915
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 3,000 438,644 305,820 132,824
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,000 292,429 221,899 70,530
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 321,672 278,752 42,920
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 667 97,476 84,749 12,727
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 2,890 (187,520) 396,687 (584,207)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 1,490 (96,680) 200,709 (297,389)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 594 49,072 45,504 3,568
Altice France SA ...... 5.00 Quarterly Citibank NA 12/20/25 B EUR 5,000 412,893 409,125 3,768

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 261 $ 21,553 $ 16,340 $ 5,213
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 909 127,600 131,338 (3,738)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 545 76,560 78,752 (2,192)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 2,000 280,720 276,290 4,430
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 545 76,560 79,420 (2,860)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 1,720 173,097 52,753 120,344
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 1,850 186,179 75,407 110,772
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 40 5,270 3,922 1,348
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 2,185 296,490 199,994 96,496
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 462 69,663 67,028 2,635
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 40 4,755 4,184 571
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 1,750 (109,742) 197,206 (306,948)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 60 (3,763) 5,462 (9,225)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 60 (3,763) 6,100 (9,863)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 1,760 (110,369) 227,530 (337,899)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 108,363 (23,582) 131,945
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 43,579 — 43,579
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 63,230 (6,966) 70,196
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 676 61,807 36,785 25,022
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 330 30,172 17,676 12,496
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 20 1,829 908 921
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 640 58,515 32,194 26,321
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 10 914 817 97
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 1,750 160,002 133,594 26,408
International Consolidated
Airlines Group SA ... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 3,520 338,038 289,727 48,311
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 20 2,626 1,861 765
Intrum AB ........... 5.00 Quarterly Deutsche Bank AG 06/20/26 BB EUR 700 61,637 73,781 (12,144)
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 700 61,637 73,905 (12,268)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 1,500 12,691 11,379 1,312
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,530 21,406 19,200 2,206
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 1,760 209,980 265,687 (55,707)
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 1,700 202,822 276,728 (73,906)
Matterhorn Telecom SA .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 1,000 119,307 158,403 (39,096)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 396 57,451 41,647 15,804
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 1,700 (167,643) (184,970) 17,327
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 1,600 191,004 199,591 (8,587)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co.
Financing plc ...... 5.00 % Quarterly
Credit Suisse
International 06/20/26 NR EUR 1,750 $ 87,659 $ (1,532) $ 89,191
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 3,000 496,035 467,031 29,004
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB+ USD 1,250 206,681 196,938 9,743
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 89 (6,142) (8,711) 2,569
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 262 (18,081) (25,533) 7,452
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 990 115,455 105,198 10,257
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (23,210) (32,029) 8,819
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (24,371) (36,848) 12,477
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 1,500 (13,504) — (13,504)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,000 (18,005) 6,714 (24,719)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 40 (2,428) 954 (3,382)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB- USD 1,000 211,216 215,434 (4,218)
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 CCC+ EUR 1,900 19,257 72,059 (52,802)
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC+ EUR 1,750 17,737 72,534 (54,797)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 60 3,432 4,416 (984)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,100 62,917 75,033 (12,116)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 1,800 102,955 101,689 1,266
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 5,250 67,223 88,777 (21,554)
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 3,050 39,054 44,231 (5,177)
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/26 BBB USD 2,000 25,609 27,143 (1,534)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB USD 2,000 25,609 33,835 (8,226)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB USD 3,000 38,413 47,668 (9,255)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 1,900 157,286 168,272 (10,986)
Gap, Inc. (The) ....... 1.00 Quarterly Deutsche Bank AG 12/20/26 NR USD 2,000 (152,597) (106,019) (46,578)
Gap, Inc. (The) ....... 1.00 Quarterly
Goldman Sachs
International 12/20/26 NR USD 3,000 (228,895) (139,003) (89,892)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 5,000 863,402 960,122 (96,720)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 2,000 345,361 385,988 (40,627)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 2,950 509,407 578,239 (68,832)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 1,500 259,021 287,519 (28,498)
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- USD 1,000 172,680 182,725 (10,045)
Intrum AB ........... 5.00 Quarterly Barclays Bank plc 12/20/26 BB EUR 1,116 91,821 102,052 (10,231)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 170 13,987 13,470 517
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 760 62,530 63,114 (584)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,140 93,795 102,383 (8,588)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 1,540 9,477 14,364 (4,887)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,700 16,615 20,138 (3,523)
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 12/20/26 BB+ USD 2,000 12,307 19,563 (7,256)
Kraft Heinz Foods Co. .. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB+ USD 1,000 6,154 11,143 (4,989)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ladbrokes Group Finance
plc ............. 1.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 3,000 $ (219,318) $ (219,196) $ (122)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,120 (28,943) 37,498 (66,441)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,120 (28,943) 61,708 (90,651)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,870 (48,325) 89,213 (137,538)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,100 (28,426) 60,971 (89,397)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B- EUR 720 (18,606) 50,031 (68,637)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,100 (121,323) (109,352) (11,971)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,000 245,870 279,132 (33,262)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,125 261,237 294,636 (33,399)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,775 341,145 383,938 (42,793)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 1,870 55,118 89,456 (34,338)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 77,408 (12,586) 89,994
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 800 143,530 145,959 (2,429)
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 2,000 358,825 378,309 (19,484)
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 770 138,148 140,449 (2,301)
Virgin Media Finance plc . 5.00 Quarterly Barclays Bank plc 12/20/26 B EUR 1,860 212,881 231,005 (18,124)
Virgin Media Finance plc . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 1,860 212,881 222,433 (9,552)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 1,115 (18,226) (4,114) (14,112)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 1,500 (24,519) (13,793) (10,726)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB- USD 2,500 (40,865) (19,607) (21,258)
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 1,760 169,431 193,873 (24,442)
$ 13,434,436 $ 13,228,807 $ 205,629
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 06/10/22 USD 1 $ (2,847) $ — $ (2,847)
iBoxx EUR Corporates
Total Return Index . At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 06/20/22 EUR 33,000 659,033 (30,046) 689,079
$ 656,186 $ (30,046) $ 686,232

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $29,561 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 11,086,638 $ 39,165
(c)
$ 11,096,242 2.1%
(b)
Range: 20-30 basis points
Benchmarks: CHF - Swiss Average Rate Overnight O/N (SSARON)
EUR – 1D Euro Short Term Rate (ESTR)
GBP – 1D Sterling Overnight Index Average (SONIA)
HKD – 1D Overnight Index Swap Rate (HKDONOIS)
JPY – Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK – 1W Stockholm Interbank Offer Rate (STIBOR)
USD – 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of January 31, 2022, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 102,280 $ 3,926,379 35.4%
China
Alibaba Group Holding Ltd. ... 46,818 733,805 6.6
Finland
Nordea Bank Abp ......... 159,001 1,888,564 17.0
Germany
ADLER Group SA ......... 26,636 315,033 2.8
Volkswagen AG .......... 3,170 917,962 8.3
1,232,995
Italy
Telecom Italia SpA ........ 2,129,090 950,782 8.6
Japan
SoftBank Group Corp. ...... 46,067 2,040,747 18.4
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 72,877 465,293 4.2
Banco Santander SA ....... 326,404 1,144,569 10.3
1,609,862
Shares Value
% of Basket
Value
United Kingdom
Barclays Bank plc ......... 478,754 $ 1,284,411 11.6%
Liberty Global plc, Class A ... 185,740 5,037,269 45.4
Vodafone Group plc ........ 707,905 1,242,987 11.2
7,564,667
United States
Altice USA, Inc., Class A .... 59,932 864,220 7.8
Coty, Inc., Class A ......... 212,036 1,798,065 16.2
2,662,285
Total Reference Entity — Long ............ 22,610,086
Reference Entity — Short
Switzerland
Credit Suisse Group AG
(Registered) ........... (712,031) (6,768,153) (61.0)
United Kingdom
International Consolidated
Airlines Group SA ....... (1,024,446) (2,189,936) (19.8)
United States
Coupa Software, Inc. ....... (6,500) (872,755) (7.8)
Uber Technologies, Inc. ..... (45,000) (1,683,000) (15.2)
(2,555,755)
Total Reference Entity — Short ............ (11,513,844)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 11,096,242

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.08%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
3 month LIBOR ....................................... London Interbank Offered Rate 0.31
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 718,635 $ (5,678,642) $ 1,100,566 $ (50,213) $ —
OTC Swaps ..................................................... 20,773,797 (15,768,330) 5,502,644 (9,981,971) —
Options Written ................................................... N/A N/A 1,085,471 (236,354) (2,948,272)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 664,997 $ — $ 1,530,904 $ — $ 2,195,901
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 3,724,798 — — 3,724,798
Options purchased
Investments at value — unaffiliated
(b)
........... — 1,743,101 5,860,123 — 104,898 — 7,708,122
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,084,232 — — 16,334 — 1,100,566
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 25,548,197 39,165 — 689,079 — 26,276,441
$ — $ 28,375,530 $ 6,564,285 $ 3,724,798 $ 2,341,215 $ — $ 41,005,828
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 135,739 — 72,002 — 207,741
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,383,295 — — 1,383,295
Options written
Options written at value ..................... — 734,986 2,213,286 — — — 2,948,272
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 35,018 — — 15,195 — 50,213
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 25,717,408 2,847 — 30,046 — 25,750,301
$ — $ 26,487,412 $ 2,351,872 $ 1,383,295 $ 117,243 $ — $ 30,339,822
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended January 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,858,742 $ — $ 32,055 $ — $ 1,890,797
Forward foreign currency exchange contracts .... — — — 48,662,821 — — 48,662,821
Options purchased
(a)
.................... — (3,817,352) (17,915,926) — (517,060) — (22,250,338)
Options written ........................ — 1,895,658 10,799,687 — 517,958 — 13,213,303
Swaps .............................. — (1,737,028) 1,667,372 — (15,316) — (84,972)
$ — $ (3,658,722) $ (3,590,125) $ 48,662,821 $ 17,637 $ — $ 41,431,611
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 88,533 — 3,809,279 — 3,897,812
Forward foreign currency exchange contracts .... — — — (11,773,772) — — (11,773,772)
Options purchased
(b)
.................... — 888,292 2,394,553 — 473,185 — 3,756,030
Options written ........................ — (225,994) (950,471) — (444,183) — (1,620,648)
Swaps .............................. — 731,470 716,525 — 821,615 — 2,269,610
$ — $ 1,393,768 $ 2,249,140 $ (11,773,772) $ 4,659,896 $ — $ (3,470,968)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,085,538
Average notional value of contracts — short ................................................................................. 101,942,698
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 686,705,625
Average amounts sold — in USD ........................................................................................ 4,979,312
Options
Average value of option contracts purchased ................................................................................ 5,598,341
Average value of option contracts written ................................................................................... 2,268,784
Average notional value of swaption contracts purchased ......................................................................... 306,295,933
Average notional value of swaption contracts written ........................................................................... 253,741,193
Credit default swaps
Average notional value — buy protection ................................................................................... 551,583,203
Average notional value — sell protection ................................................................................... 320,926,874
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 2,409,806
Average notional value — receives fixed rate ................................................................................ 2,409,806
Total return swaps
Average notional value ............................................................................................... 34,064,904
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 173,998 $ 420,950
Forward foreign currency exchange contracts ................................................................. 3,724,798 1,383,295
Options
(a)
......................................................................................... 7,708,122 2,948,272
Swaps — Centrally cleared ............................................................................. — 69,144
Swaps — OTC
(b)
.................................................................................... 26,276,441 25,750,301
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 37,883,359 $ 30,571,962
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,820,521) (2,695,342)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 32,062,838 $ 27,876,620

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,593,794 $ (1,885,727) $ — $ (708,067) $ —
Barclays Bank plc ................................ 6,946,309 (3,957,976) (2,274,289) (520,000) 194,044
BNP Paribas SA ................................. 3,947,172 (2,222,444) — (1,724,728) —
Citibank NA .................................... 4,424,280 (2,035,611) — (2,388,669) —
Credit Suisse International .......................... 1,698,156 (1,698,156) — — —
Deutsche Bank AG ............................... 419,528 (419,528) — — —
Goldman Sachs International ........................ 4,807,148 (4,285,551) — — 521,597
JPMorgan Chase Bank NA .......................... 5,012,797 (5,012,797) — — —
Merrill Lynch International & Co. ...................... 39,165 — — — 39,165
Morgan Stanley & Co. International plc .................. 2,172,904 (2,172,904) — — —
Royal Bank of Canada ............................. 1,585 — — — 1,585
$ 32,062,838 $ (23,690,694) $ (2,274,289) $ (5,341,464) $ 756,391
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 1,885,727 $ (1,885,727) $ — $ — $ —
Barclays Bank plc ................................ 3,957,976 (3,957,976) — — —
BNP Paribas SA ................................. 2,222,444 (2,222,444) — — —
Citibank NA .................................... 2,035,611 (2,035,611) — — —
Credit Suisse International .......................... 1,999,493 (1,698,156) — — 301,337
Deutsche Bank AG ............................... 674,582 (419,528) — (255,054) —
Goldman Sachs International ........................ 4,285,551 (4,285,551) — — —
JPMorgan Chase Bank NA .......................... 5,479,343 (5,012,797) — — 466,546
Morgan Stanley & Co. International plc .................. 5,335,893 (2,172,904) — (1,519,000) 1,643,989
$ 27,876,620 $ (23,690,694) $ — $ (1,774,054) $ 2,411,872
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 3,491,544 $ — $ 3,491,544
Ireland .............................................. — 29,154,826 743,555 29,898,381
Netherlands ........................................... — 3,096,824 — 3,096,824
United Kingdom ........................................ — 2,728,242 — 2,728,242
Common Stocks
Canada ............................................. — — 532,344 532,344
Japan ............................................... — — 1 1
Netherlands ........................................... 2,066,761 — — 2,066,761
Switzerland ........................................... — 6,813,132 — 6,813,132
United Kingdom ........................................ 3,084,050 — 39 3,084,089
United States .......................................... 27,459,192 3,749,706 1,284,185 32,493,083
Corporate Bonds
Argentina ............................................ — 162,192 — 162,192
Austria .............................................. — 13,851,705 — 13,851,705
Bahrain ............................................. — 419,787 — 419,787
Brazil ............................................... — 4,211,911 — 4,211,911
Canada ............................................. — 540,112 — 540,112
Cayman Islands ........................................ — — 6,298 6,298
Chile ............................................... — 1,264,971 — 1,264,971
China ............................................... — 13,559,486 — 13,559,486
Colombia ............................................ — 1,170,898 — 1,170,898
Cyprus .............................................. — 1,923,017 — 1,923,017
Dominican Republic ..................................... — 405,000 — 405,000
France .............................................. — 58,265,656 — 58,265,656
Germany ............................................ — 31,711,035 — 31,711,035
Ghana .............................................. — 10,139,390 — 10,139,390
Greece .............................................. — 109,000 — 109,000
Guatemala ........................................... — 207,000 — 207,000
Hong Kong ........................................... — 5,671,757 — 5,671,757
India ............................................... — 2,724,405 — 2,724,405
Indonesia ............................................ — 956,046 — 956,046
Ireland .............................................. — 1,627,053 — 1,627,053
Israel ............................................... — 8,236,975 — 8,236,975
Italy ................................................ — 38,914,620 — 38,914,620
Japan ............................................... — 14,335,357 — 14,335,357
Kuwait .............................................. — 439,978 — 439,978
Luxembourg .......................................... — 39,438,341 — 39,438,341
Macau .............................................. — 281,490 — 281,490
Malaysia ............................................. — 577,086 — 577,086
Mexico .............................................. — 2,777,694 — 2,777,694
Morocco ............................................. — 243,920 — 243,920
Netherlands ........................................... — 22,114,702 — 22,114,702
Nigeria .............................................. — 202,160 — 202,160
Norway .............................................. — 198,450 — 198,450
Oman ............................................... — 408,038 — 408,038
Paraguay ............................................ — 107,273 — 107,273
Peru ................................................ — 427,394 — 427,394
Portugal ............................................. — 7,851,792 — 7,851,792
Russia .............................................. — 278,760 — 278,760
Saudi Arabia .......................................... — 387,281 — 387,281
Singapore ............................................ — 199,037 — 199,037
South Africa ........................................... — 413,000 — 413,000
Spain ............................................... — 53,521,045 1,613,246 55,134,291
Sweden ............................................. — 3,955,831 — 3,955,831

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Switzerland ........................................... $ — $ 7,916,252 $ — $ 7,916,252
Tanzania ............................................. — 401,912 — 401,912
Thailand ............................................. — 1,133,371 — 1,133,371
Ukraine ............................................. — 166,600 — 166,600
United Arab Emirates .................................... — 892,585 — 892,585
United Kingdom ........................................ — 158,420,526 — 158,420,526
United States .......................................... — 267,334,378 82,067,802 349,402,180
Vietnam ............................................. — 229,187 — 229,187
Floating Rate Loan Interests
Canada ............................................. — 9,837,640 1,185,318 11,022,958
France .............................................. — 21,483,263 — 21,483,263
Germany ............................................ — 19,541,604 — 19,541,604
Ireland .............................................. — 7,812,561 — 7,812,561
Jersey, Channel Islands ................................... — — 403,638 403,638
Luxembourg .......................................... — 18,749,507 9 18,749,516
Netherlands ........................................... — 30,086,350 — 30,086,350
Norway .............................................. — 2,238,474 — 2,238,474
Singapore ............................................ — 234,556 — 234,556
Spain ............................................... — 4,794,868 — 4,794,868
Sweden ............................................. — 14,465,087 — 14,465,087
United Kingdom ........................................ — 20,648,823 — 20,648,823
United States .......................................... — 251,279,234 8,517,308 259,796,542
Foreign Agency Obligations ................................. — 17,537,955 — 17,537,955
Foreign Government Obligations .............................. — 11,671,643 — 11,671,643
Non-Agency Mortgage-Backed Securities ........................ — 47,748,723 — 47,748,723
Preferred Securities
United States .......................................... — 7,562,000 2,241,216 9,803,216
U.S. Treasury Obligations ................................... — 4,654,863 — 4,654,863
Warrants .............................................. 572,885 35,567 50,324 658,776
Short-Term Securities
Borrowed Bond Agreements ................................. — 135,359,499 — 135,359,499
Money Market Funds ...................................... 194,247,293 — — 194,247,293
Options Purchased
Credit contracts .......................................... — 1,743,101 — 1,743,101
Equity contracts .......................................... 5,541,625 318,498 — 5,860,123
Interest rate contracts ...................................... 104,898 — — 104,898
Liabilities
Borrowed Bonds ......................................... — (126,466,054) — (126,466,054)
Investments Sold Short .................................... — (1,905,752) — (1,905,752)
$ 233,076,704 $ 1,329,191,740 $ 98,645,283 $ 1,660,913,727
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 5,858,632 $ — $ 5,858,632
Equity contracts ........................................... 664,997 39,165 — 704,162
Foreign currency exchange contracts ............................ — 3,724,798 — 3,724,798
Interest rate contracts ....................................... 1,530,904 705,413 — 2,236,317
Liabilities
Credit contracts ........................................... — (10,749,128) — (10,749,128)
Equity contracts ........................................... (2,340,987) (10,885) — (2,351,872)
Foreign currency exchange contracts ............................ — (1,383,295) — (1,383,295)
Interest rate contracts ....................................... (72,002) (15,195) — (87,197)
$ (217,088) $ (1,830,495) $ — $ (2,047,583)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets
Opening balance, as of July 31, 2021 ....................................... $ 3,269,665 $ 1,711,048 $ 84,978,565 $ 12,243,215 $ — $ 61,157 $ 102,263,650
Transfers into Level 3 ................................................. — — — 151,115 — — 151,115
Transfers out of Level 3 ................................................ (2,448,549) (186,739) — (9,527,221) — (7,296) (12,169,805)
Other ........................................................... — — — — — — —
Accrued discounts/premiums ............................................. 717 — 1,315 17,340 — — 19,372
Net realized gain (loss) ................................................ — (450) — 19,229 — — 18,779
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... (78,278) (1,093,425) 182,521 (34,843) 2,826 (20,295) (1,041,494)
Purchases ......................................................... — 1,388,927 4,163,458 8,435,286 2,238,390 16,758 16,242,819
Sales ............................................................ — (2,792) (5,638,513) (1,197,848) — — (6,839,153)
Closing balance, as of January 31, 2022 .....................................
$ 743,555 $ 1,816,569 $ 83,687,346 $ 10,106,273 $ 2,241,216 $ 50,324 $ 98,645,283
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022
(b)
............................................................
$ (78,278) $ (1,093,411) $ 182,521 $ 62,556 $ 2,826 $ (20,295) $ (944,081)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the
“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information of $12,008,527. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 1,816,414 Market Time to Exit 0.7 – 2.4 years 2.2 years
Volatility 34% - 69% 37%
Recent Transaction $0.01 - $67.84 $60.01
Corporate Bonds .............................. 82,067,802 Income Discount Rate 4% – 11% 6%
Market Recent Transaction $96.50 $96.50
Floating Rate Interests .......................... 461,000 Income Discount Rate 8% 8%
Preferred Stocks .............................. 2,241,216 Market Recent Transaction $991.25 $991.25
Warrants ................................... 50,324 Market Time to Exit 0.5 – 1.1 years 0.7 years
Volatility 34% - 52% 39%
Recent Transaction $1.00 $1.00
$ 86,636,756
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
(unaudited)

January 31, 2022

Financial Statements
BlackRock Global
Long/Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,595,038,240
Investments, at value — affiliated
(b)
......................................................................................... 194,247,293
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 29,979,000
Futures contracts .................................................................................................... 1,794,880
Centrally cleared swaps ................................................................................................ 5,277,710
Foreign currency, at value
(c)
.............................................................................................. 19,216,198
Receivables: –
Investments sold .................................................................................................... 60,698,327
Swaps   .......................................................................................................... 2,167,260
Capital shares sold ................................................................................................... 12,667,531
Dividends — affiliated ................................................................................................. 726
Dividends — unaffiliated ............................................................................................... 342
Interest — unaffiliated ................................................................................................. 12,991,872
Variation margin on futures contracts ....................................................................................... 173,998
Swap premiums paid ................................................................................................... 20,773,797
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 3,724,798
OTC swaps ........................................................................................................ 5,502,644
Prepaid expenses ..................................................................................................... 116,497
Total assets .........................................................................................................
1,964,371,113
LIABILITIES
Investments sold short , at value
(d)
.......................................................................................... 1,905,752
Bank overdraft ........................................................................................................ 18,125,716
Cash received: –
Collateral — borrowed bond agreements .................................................................................... 500,000
Collateral — OTC derivatives ............................................................................................ 7,020,000
Borrowed bonds, at value
(e)
............................................................................................... 126,466,054
Options written, at value
(f)
................................................................................................ 2,948,272
Payables: –
Investments purchased ................................................................................................ 86,432,008
Swaps   .......................................................................................................... 1,504,701
Administration fees ................................................................................................... 78,066
Capital shares redeemed ............................................................................................... 7,463,054
Interest expense .................................................................................................... 1,291,069
Investment advisory fees .............................................................................................. 1,316,475
Trustees' and Officer's fees ............................................................................................. 12,631
Other affiliate fees ................................................................................................... 6,510
Service and distribution fees ............................................................................................. 68,850
Variation margin on futures contracts ....................................................................................... 420,950
Variation margin on centrally cleared swaps .................................................................................. 69,144
Other accrued expenses ............................................................................................... 930,419
Swap premiums received ................................................................................................ 15,768,330
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,383,295
OTC swaps ........................................................................................................ 9,981,971
Total liabilities ........................................................................................................
283,693,267
NET ASSETS ........................................................................................................
$ 1,680,677,846

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 2,169,057,178
Accumulated loss ..................................................................................................... (488,379,332)
NET ASSETS ........................................................................................................
$ 1,680,677,846
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,712,659,990
(b)
  Investments, at cost — affiliated .......................................................................................... $ 194,247,293
(c)
  Foreign currency, at cost ............................................................................................... $ 19,199,210
(d)
  Proceeds received from short sales ........................................................................................ $ 1,902,500
(e)
  Proceeds received from borrowed bonds .................................................................................... $ 131,842,672
(f)
  Premiums received ................................................................................................... $ 3,797,389

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2022

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,304,544,943
Shares outstanding .................................................................................................
132,702,194
Net asset value ....................................................................................................
$ 9.83
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor A
Net assets ........................................................................................................
$ 93,843,532
Shares outstanding .................................................................................................
9,547,441
Net asset value ....................................................................................................
$ 9.83
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor C
Net assets ........................................................................................................
$ 15,151,742
Shares outstanding .................................................................................................
1,553,623
Net asset value ....................................................................................................
$ 9.75
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Class K
Net assets ........................................................................................................
$ 267,137,629
Shares outstanding .................................................................................................
27,157,618
Net asset value ....................................................................................................
$ 9.84
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1

Statement of Operations
(unaudited)
Six Months Ended January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,261
Dividends — unaffiliated ............................................................................................... 71,200
Interest — unaffiliated ................................................................................................ 35,066,409
Foreign taxes withheld ................................................................................................ (7,545)
Total investment income .................................................................................................
35,134,325
EXPENSES
Investment advisory .................................................................................................. 7,754,463
Transfer agent — class specific .......................................................................................... 516,245
Administration ..................................................................................................... 332,895
Accounting services .................................................................................................. 211,888
Service and distribution — class specific .................................................................................... 200,499
Administration — class specific .......................................................................................... 125,608
Professional ....................................................................................................... 69,129
Custodian ......................................................................................................... 55,284
Registration ....................................................................................................... 44,826
Trustees and Officer .................................................................................................. 10,101
Miscellaneous ...................................................................................................... 169,109
Total expenses excluding interest expense .....................................................................................
9,490,047
Interest expense ...................................................................................................... 1,541,187
Total expenses .......................................................................................................
11,031,234
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (20,823)
Total expenses after fees waived and/or reimbursed ..............................................................................
11,010,411
Net investment income ..................................................................................................
24,123,914
REALIZED AND UNREALIZED GAIN (LOSS) $ (35,374,508)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (23,501,703)
Borrowed bonds .................................................................................................. (184,985)
Forward foreign currency exchange contracts ............................................................................... 48,662,821
Foreign currency transactions ......................................................................................... (2,774,731)
Futures contracts .................................................................................................. 1,890,797
Options written ................................................................................................... 13,213,303
Swaps ......................................................................................................... (84,972)
A
37,220,530
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (73,260,637)
Borrowed bonds .................................................................................................. 7,972,911
Forward foreign currency exchange contracts ............................................................................... (11,773,772)
Foreign currency translations .......................................................................................... (70,208)
Futures contracts .................................................................................................. 3,897,812
Options written ................................................................................................... (1,620,648)
Short sales — unaffiliated ............................................................................................ (10,106)
Swaps ......................................................................................................... 2,269,610
A
(72,595,038)
Net realized and unrealized loss ............................................................................................
(35,374,508)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (11,250,594)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Six Months Ended
01/31/22
(unaudited)
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 24,123,914 $ 60,706,136
Net realized gain .................................................................................. 37,220,530 4,438,559
Net change in unrealized appreciation (depreciation) .......................................................... (72,595,038) 70,716,026
Net increase (decrease) in net assets resulting from operations .....................................................
(11,250,594) 135,860,721
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (45,186,861) (43,617,993)
Investor A ..................................................................................... (3,089,685) (2,536,547)
Investor C ..................................................................................... (347,824) (563,231)
Class K ....................................................................................... (10,375,706) (13,282,311)
Decrease in net assets resulting from distributions to shareholders ...................................................
(59,000,076) (60,000,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
143,631,415 (222,028,905)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 73,380,745 (146,168,266)
Beginning of period .................................................................................. 1,607,297,101 1,753,465,367
End of period ......................................................................................
$ 1,680,677,846 $ 1,607,297,101
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Institutional
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.25 $ 9.78 $ 10.05 $ 10.36 $ 10.36 $ 9.91
Net investment income
(a)
.......................
0.15 0.38 0.37 0.37 0.33 0.30
Net realized and unrealized gain (loss) ..............
(0.22) 0.48 (0.27) (0.10) (0.21) 0.15
Net increase (decrease) from investment operations ......
(0.07) 0.86 0.10 0.27 0.12 0.45
Distributions from net investment income
(b)
..........
(0.35) (0.39) (0.37) (0.58) (0.12) —
Net asset value, end of period ....................
$ 9.83 $ 10.25 $ 9.78 $ 10.05 $ 10.36 $ 10.36
Total Return
(c)
(0.66)% 8.95% 0.96% 2.83% 1.16% —
Based on net asset value ........................
(0.66)%
(d)
8.95% 0.96%
(e)
2.83%
(e)
1.16%
(e)
4.54%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.30%
(g)
1.46% 1.85% 2.03% 2.00% 1.86%
Total expenses after fees waived and/or reimbursed ......
1.30%
(g)
1.45% 1.85% 2.01% 1.98% 1.86%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
1.12%
(g)
1.09% 1.12% 1.07% 1.05% 1.08%
Net investment income .........................
2.90%
(g)
3.80% 3.74% 3.67% 3.21% 2.91%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,304,545 $ 1,202,628 $ 1,223,282 $ 1,747,346 $ 2,305,172 $ 3,640,459
Portfolio turnover rate ..........................
47% 156% 232% 226% 185% 229%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor A
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.24 $ 9.76 $ 10.03 $ 10.33 $ 10.31 $ 9.88
Net investment income
(a)
.......................
0.13 0.35 0.34 0.34 0.31 0.26
Net realized and unrealized gain (loss) ..............
(0.21) 0.49 (0.27) (0.10) (0.23) 0.17
Net increase (decrease) from investment operations ......
(0.08) 0.84 0.07 0.24 0.08 0.43
Distributions from net investment income
(b)
..........
(0.33) (0.36) (0.34) (0.54) (0.06) —
Net asset value, end of period ....................
$ 9.83 $ 10.24 $ 9.76 $ 10.03 $ 10.33 $ 10.31
Total Return
(c)
(0.80)% 8.69% 0.69% 2.60% 0.81% —
Based on net asset value ........................
(0.80)%
(d)
8.69% 0.69%
(e)
2.60%
(e)
0.81%
(e)
4.35%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.57%
(g)
1.73% 2.10% 2.29%
(h)
2.25% 2.13%
Total expenses after fees waived and/or reimbursed ......
1.57%
(g)
1.72% 2.10% 2.27% 2.24% 2.12%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
1.39%
(g)
1.36% 1.37% 1.33% 1.31% 1.35%
Net investment income .........................
2.63%
(g)
3.53% 3.49% 3.43% 2.99% 2.63%
Supplemental Data
Net assets, end of period (000) ....................
$ 93,844 $ 86,176 $ 101,727 $ 117,093 $ 168,471 $ 228,373
Portfolio turnover rate ..........................
47% 156% 232% 226% 185% 229%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investor C
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.09 $ 9.58 $ 9.82 $ 10.12 $ 10.10 $ 9.76
Net investment income
(a)
.......................
0.10 0.27 0.27 0.26 0.23 0.19
Net realized and unrealized gain (loss) ..............
(0.22) 0.47 (0.26) (0.10) (0.21) 0.15
Net increase (decrease) from investment operations ......
(0.12) 0.74 0.01 0.16 0.02 0.34
Distributions from net investment income
(b)
..........
(0.22) (0.23) (0.25) (0.46) — —
Net asset value, end of period ....................
$ 9.75 $ 10.09 $ 9.58 $ 9.82 $ 10.12 $ 10.10
Total Return
(c)
(1.19)% 7.75% 0.03% 1.72% 0.20% —
Based on net asset value ........................
(1.19)%
(d)
7.75% 0.03%
(e)
1.72%
(e)
0.20%
(e)
3.48%
Ratios to Average Net Assets
(f)
Total expenses ...............................
2.34%
(g)
2.50% 2.86% 3.05%
(h)
3.02% 2.87%
Total expenses after fees waived and/or reimbursed ......
2.34%
(g)
2.49% 2.86% 3.03% 3.01% 2.87%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
2.15%
(g)
2.13% 2.13% 2.09% 2.08% 2.10%
Net investment income .........................
1.95%
(g)
2.71% 2.75% 2.65% 2.25% 1.88%
Supplemental Data
Net assets, end of period (000) ....................
$ 15,152 $ 18,771 $ 29,291 $ 68,930 $ 100,645 $ 132,965
Portfolio turnover rate ..........................
47% 156% 232% 226% 185% 229%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Class K
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.26 $ 9.79 $ 10.06 $ 10.37 $ 10.37 $ 9.92
Net investment income
(a)
.......................
0.15 0.39 0.38 0.38 0.35 0.30
Net realized and unrealized gain (loss) ..............
(0.21) 0.48 (0.27) (0.11) (0.21) 0.15
Net increase (decrease) from investment operations ......
(0.06) 0.87 0.11 0.27 0.14 0.45
Distributions from net investment income
(b)
..........
(0.36) (0.40) (0.38) (0.58) (0.14) —
Net asset value, end of period ....................
$ 9.84 $ 10.26 $ 9.79 $ 10.06 $ 10.37 $ 10.37
Total Return
(c)
(0.59)% 9.02% 1.04% 2.91% 1.34% —
Based on net asset value ........................
(0.59)%
(d)
9.02% 1.04%
(e)
2.91%
(e)
1.34%
(e)
4.54%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.23%
(g)
1.39% 1.77% 1.96% 1.94% 1.79%
Total expenses after fees waived and/or reimbursed ......
1.23%
(g)
1.38% 1.76% 1.94% 1.93% 1.79%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
1.05%
(g)
1.02% 1.04% 1.00% 0.99% 1.02%
Net investment income .........................
2.95%
(g)
3.85% 3.85% 3.75% 3.33% 2.97%
Supplemental Data
Net assets, end of period (000) ....................
$ 267,138 $ 299,722 $ 399,165 $ 1,104,061 $ 1,323,371 $ 30,093
Portfolio turnover rate ..........................
47% 156% 232% 226% 185% 229%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan ”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annu al complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Fund may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-
to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of
Operations. As of period end, the Fund had the following unfunded SPAC PIPE commitments :
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund
Fund Name Investment Name
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund Symbotic, Inc. ................................... $ 3,000,000 $ 3,000,000 $ –

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended January 31, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were $6,135,022 and 0.33%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions (Borrowed Bonds):  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.
When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the
Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Exposure
Due (to)/from
Counterparty
before
Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued
Interest
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc ........ $ 45,046,547 $ (41,251,267) $ 3,795,280 $ — $ — $ — $ — $ — $ 3,795,280
(d)
Barclays Capital, Inc. ...... 4,674,750 (2,745,346) 1,929,404 — — — — — 1,929,404
(e)
BNP Paribas SA ......... 19,865,092 (19,386,488) 478,604 — — — — — 478,604
Citigroup Global Markets Ltd. . 9,184,752 (8,934,600) 250,152 — — — — — 250,152
Citigroup Global Markets, Inc. 2,487,500 (2,431,980) 55,520 — — — — — 55,520
Goldman Sachs International . 2,846,766 (2,801,720) 45,046 — — — — — 45,046
J.P. Morgan Securities plc ... 44,032,315 (43,150,039) 882,276 — (500,000) — — (500,000) 382,276
RBC Capital Markets LLC ... 5,628,303 (5,523,514) 104,789 — — — — — 104,789
RBC Europe Ltd. ......... 1,593,474 (1,532,169) 61,305 — — — — — 61,305
$ 135,359,499 $ (127,757,123) $ 7,602,376 $ — $ (500,000) $ — $ — $ (500,000) $ 7,102,376
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $1,291,069 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(d)
Borrowed bond agreement with a value of $2,928,750 has been purchased and is pending settlement as of January 31, 2022.
(e)
Borrowed bond agreement with a value of $1,880,000 has been purchased and is pending settlement as of January 31, 2022.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL, for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 114,946
Investor C ........................................................................................................ 85,553
$ 200,499

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the six months ended January 31, 2022, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2022, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  January 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares for a total of $276 .
For the six months ended January 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2022, the amount waived was $20,823.
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ....................................................................................................... $ 95,586
Investor A ........................................................................................................ 6,898
Investor C ........................................................................................................ 1,283
Class K ......................................................................................................... 21,841
$ 125,608
Institutional ............................................................................................................. $ 515
Institutional .................................................................................................... $ 591
Investor A ..................................................................................................... 67
Investor C ..................................................................................................... 25
Class K ...................................................................................................... 22
$ 705
Institutional ....................................................................................................... $ 462,747
Investor A ........................................................................................................ 41,871
Investor C ........................................................................................................ 9,274
Class K ......................................................................................................... 2,353
$ 516,245
Investor A $ 47
Investor C 229

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund L ending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31 , 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2022, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
RULE ABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of July 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $387,967,202.
Institutional .......................................................................................................... 1.20%
Investor A ........................................................................................................... 1.40
Investor C ........................................................................................................... 2.15
Class K ............................................................................................................ 1.15
Purchases ............................................................................................................... $ 830,660
Sales ................................................................................................................... 754,513
Net Realized Loss .......................................................................................................... (11,643)
Other Securities
Fund Name Purchases
Sales
BlackRock Global Long/Short Credit Fund ................................................................... $ 718,731,477 $ 692,645,493

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,914,482,364 $ 26,186,632 $ (144,260,291) $ (118,073,659)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additiona l taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
28,779,426 $ 292,349,411 37,495,445 $ 378,609,710
Shares issued in reinvestment of distributions ........................
3,348,270 33,114,387 3,233,135 32,072,694
Shares redeemed .........................................
(16,766,196) (169,614,608) (48,436,257) (485,531,325)
15,361,500 $ 155,849,190 (7,707,677) $ (74,848,921)
Investor A
Shares sold and automatic conversion of shares ......................
2,124,840 $ 21,609,117 3,567,062 $ 35,933,723
Shares issued in reinvestment of distributions ........................
275,553 2,725,220 228,585 2,269,850
Shares redeemed .........................................
(1,271,147) (12,853,178) (5,796,696) (57,775,170)
1,129,246 $ 11,481,159 (2,001,049) $ (19,571,597)
Investor C
Shares sold .............................................
88,079 $ 880,079 81,135 $ 812,924
Shares issued in reinvestment of distributions ........................
35,116 344,834 56,765 557,997
Shares redeemed and automatic conversion of shares ..................
(430,168) (4,316,836) (1,336,186) (13,198,469)
(306,973) $ (3,091,923) (1,198,286) $ (11,827,548)
Class K
Shares sold .............................................
4,034,921 $ 41,094,837 4,913,850 $ 49,337,579
Shares issued in reinvestment of distributions ........................
167,164 1,653,256 119,787 1,189,489
Shares redeemed .........................................
(6,263,849) (63,355,104) (16,584,595) (166,307,907)
(2,061,764) $ (20,607,011) (11,550,958) $ (115,780,839)
14,122,009 $ 143,631,415 (22,457,970) $ (222,028,905)

Statement Regarding Liquidity Risk Management Program
2022
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds IV (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Global Long/Short Credit Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size (“RATS”). The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock Global Long/Short Credit Fund, held on October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1c. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1d. To Approve the Amendment of the Fundamental Investment Restriction Regarding the Issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1i. To Approve the Amendment of the Fundamental Investment Restriction Regarding Diversification.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
109,933,086 196,604 167,143
For Against Abstain
109,923,593 207,559 165,681
For Against Abstain
109,936,307 189,358 171,168
For Against Abstain
109,941,719 192,733 162,381
For Against Abstain
109,928,224 204,388 164,221
For Against Abstain
109,927,778 187,562 181,493
For Against Abstain
109,922,960 206,508 167,365
For Against Abstain
109,936,958 192,713 167,162

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-1/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: March 23, 2022